T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.3%
CALIFORNIA 97.9%
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/32	2,700	3,014
Abag Fin. Auth. for Nonprofit, Odd Fellows Home, Series A,
5.00%, 4/1/42	1,000	1,102
Abag Fin. Auth. for Nonprofit, Sharp Healthcare, Series A,
5.00%, 8/1/43	5,000	5,583
Adelanto Public Utility Auth., Utility System Project, 5.00%,
7/1/39 (1)	2,000	2,398
Alameda Corridor Transportation Auth., Senior Lien, Series A,
5.00%, 10/1/29 (1)	4,095	4,665
Anaheim Community Fac. Dist., Platinum Triangle, Series 08-1,
4.00%, 9/1/36	2,000	2,120
Anaheim Housing & Public Improvements Auth., Electric Utility
Distributions, 5.00%, 10/1/35 (Prerefunded 10/1/21) (2)	850	922
Anaheim Housing & Public Improvements Auth., Electric Utility
Distributions, 5.00%, 10/1/35	1,150	1,239
Anaheim Housing & Public Improvements Auth., Electric Utility
Distributions, 5.00%, 10/1/41 (Prerefunded 10/1/21) (2)	945	1,025
Anaheim Housing & Public Improvements Auth., Electric Utility
Distributions, 5.00%, 10/1/41	1,280	1,377
Anaheim PFA, Electric Utility Distributions, Series A, 5.375%,
10/1/36 (Prerefunded 4/1/21) (2)	2,500	2,689
Bay Area Toll Auth., Series F-1, 5.00%, 4/1/54	3,000	3,380
Bay Area Toll Auth., San Francisco Bay Area, Series S-6, 5.00%,
10/1/54	5,365	6,095
California, Various Purpose, GO, 5.00%, 9/1/31	3,000	3,233
California, Various Purpose, GO, 5.00%, 4/1/37	5,000	5,597
California, Various Purpose, GO, 5.00%, 10/1/39	2,375	2,747
California, Various Purpose, GO, 5.00%, 4/1/43	2,550	2,844
California, Various Purpose, GO, 5.00%, 11/1/43	2,300	2,604
California, Various Purpose, GO, 5.50%, 3/1/40	2,000	2,059
California, Various Purpose, Refunding, GO, 5.00%, 9/1/31	2,500	2,858

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Dept. of Water Resources, Power Supply, Series L,
5.00%, 5/1/22 (Prerefunded 5/1/20) (2)	1,240	1,282
California Dept. of Water Resources, Power Supply, Unrefunded
Balance, Series L, 5.00%, 5/1/22	760	786
California Dept. of Water Resources, Water System, Series AS,
5.00%, 12/1/29 (Prerefunded 12/1/24) (2)	5	6
California Dept. of Water Resources, Water System, Unrefunded
Balance, Series AS, 5.00%, 12/1/29	2,140	2,550
California EFA, Series A, 5.00%, 12/1/44	3,500	4,124
California EFA, Chapman Univ., 5.00%, 4/1/31	1,750	1,858
California EFA, Chapman Univ., 5.00%, 4/1/36	4,260	4,914
California EFA, Pepperdine Univ., 5.00%, 9/1/33 (Prerefunded
9/1/22) (2)	1,180	1,321
California EFA, Pepperdine Univ., Unrefunded Balance, 5.00%,
9/1/33	820	904
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/38	1,300	1,570
California EFA, Univ. of San Francisco, Series A, 5.00%,
10/1/43	4,500	5,400
California HFFA, Cedars-Sinai Medical Center, 5.00%, 8/15/21	1,000	1,082
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/28	560	682
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/29	6,880	8,327
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)	5,560	6,208
California HFFA, Lucile Salter Packard Children's Hosp., Series
A, 5.00%, 11/15/56	3,350	3,854
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/34	700	820
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/39	1,300	1,503
California HFFA, Northern California Presbyterian Homes &
Services, 5.00%, 7/1/44	1,400	1,603
California HFFA, Providence Health, Series A, 5.00%, 10/1/38	5,000	5,722
California HFFA, Saint Joseph Health System, Series A, 5.00%,
7/1/37	3,385	3,797
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42	2,500	2,736

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California HFFA, Sutter Health, Series A, 5.00%, 11/15/22	410	461
California HFFA, Sutter Health, Series A, 5.00%, 11/15/33	1,250	1,537
California HFFA, Sutter Health, Series A, 5.00%, 11/15/34	1,200	1,468
California HFFA, Sutter Health, Series A, 5.00%, 11/15/35	1,000	1,219
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38	2,000	2,408
California HFFA, Sutter Health, Series A, 5.00%, 11/15/41	4,000	4,612
California HFFA, Sutter Health, Series B, 5.00%, 11/15/46	2,500	2,912
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	5,250	5,669
California Infrastructure & Economic Dev. Bank, Academy
Motion Picture Arts & Science, 5.00%, 11/1/41	2,840	3,184
California Infrastructure & Economic Dev. Bank, Pepperdine
Univ., 5.00%, 11/1/28 (Prerefunded 11/1/19) (2)	430	437
California Municipal Fin. Auth., VRDN, 1.72%, 9/1/21 (Tender
7/1/19)	1,000	1,000
California Municipal Fin. Auth., Azusa Pacific Univ., Series B,
5.00%, 4/1/27	1,000	1,113
California Municipal Fin. Auth., Azusa Pacific Univ., Series B,
5.00%, 4/1/28	1,000	1,110
California Municipal Fin. Auth., Baptist Univ., Series A, 5.00%,
11/1/36 (3)	1,920	2,193
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/28 (3)	425	477
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/38 (3)	845	948
California Municipal Fin. Auth., Bella Mente Montessori
Academy, Series A, 5.00%, 6/1/48 (3)	1,150	1,270
California Municipal Fin. Auth., Bowles Hall Foundation, Series
A, 5.00%, 6/1/35	300	334
California Municipal Fin. Auth., Bowles Hall Foundation, Series
A, 5.00%, 6/1/50	2,250	2,458
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/39	500	562
California Municipal Fin. Auth., Caritas Affordable Housing,
Series A, 5.25%, 8/15/49	1,425	1,583
California Municipal Fin. Auth., Channing House Project, Series
A, 5.00%, 5/15/35	1,000	1,197

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Municipal Fin. Auth., Channing House Project, Series
B, 5.00%, 5/15/47	2,200	2,580
California Municipal Fin. Auth., CHF-Davis I, LLC-West Village,
5.00%, 5/15/48	4,025	4,700
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/33	1,000	1,174
California Municipal Fin. Auth., Eisnhower Medical Center,
Series A, 5.00%, 7/1/36	2,550	2,955
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/36	365	437
California Municipal Fin. Auth., Institute on Aging Project,
5.00%, 8/15/37	315	376
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/38 (4)	1,500	1,754
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (4)	5,500	6,384
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/47 (4)	2,500	2,891
California Municipal Fin. Auth., National University, Series A,
5.00%, 4/1/29	1,045	1,326
California Municipal Fin. Auth., National University, Series A,
5.00%, 4/1/30	1,245	1,563
California Municipal Fin. Auth., National University, Series A,
5.00%, 4/1/32	1,035	1,274
California Municipal Fin. Auth., National University, Series A,
5.00%, 4/1/40	1,000	1,193
California Municipal Fin. Auth., National University, Series A,
5.00%, 4/1/41	1,000	1,193
California Municipal Fin. Auth., Orange County Civic CTR
Infrastructure, Series A, 5.00%, 6/1/43	1,950	2,335
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/30	510	630
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/31	375	459
California Municipal Fin. Auth., Paradise Valley Estates Project,
Series A, 5.00%, 1/1/32	350	427
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/26	950	1,141

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/28	705	874
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/29	780	976
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/31	1,000	1,267
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32	1,025	1,308
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/37	1,000	1,124
California PFA, Henry Mayo Newhall Hosp., 5.00%, 10/15/47	2,000	2,216
California Pollution Control Fin. Auth., Series A, VRDN, 1.90%,
8/1/23 (Tender 8/1/19) (3)(4)	3,000	3,001
California Pollution Control Fin. Auth., Waste Managemet
Project, Series A, VRDN, 2.50%, 7/1/31 (Tender 5/1/24) (4)	2,625	2,651
California Public Works Board, Series B, 5.00%, 10/1/34	1,275	1,465
California Public Works Board, Coalinga State Hosp., Series E,
5.00%, 6/1/25	2,000	2,276
California Public Works Board, Judicial Council Project, Series
A, 5.00%, 3/1/38	1,250	1,390
California Public Works Board, Regents Univ., Series G, 5.00%,
12/1/28 (Prerefunded 12/1/21) (2)	4,000	4,369
California Public Works Board, Univ. Project, Series B, 5.00%,
10/1/31 (Prerefunded 10/1/21) (2)	1,200	1,305
California Public Works Board, Univ. Project, Series B, 5.25%,
10/1/27 (Prerefunded 10/1/21) (2)	2,000	2,186
California School Fin. Auth., Aspire Public Schools, 5.00%,
8/1/41 (3)	2,000	2,208
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/39 (5)	1,000	1,186
California School Fin. Auth., Kipp Socal Public School, Series A,
5.00%, 7/1/49 (5)	850	995
California Statewide CDA, 5.00%, 11/15/44 (1)	1,750	1,991
California Statewide CDA, Adventist Health West, Series A,
5.00%, 3/1/48	1,840	2,166
California Statewide CDA, American Baptist Homes of the West,
6.25%, 10/1/39	2,690	2,731

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, American Baptist Homes of the West,
Series A, 5.00%, 10/1/43	1,250	1,323
California Statewide CDA, Charleston Project, Series A, 5.25%,
11/1/44 (3)	1,500	1,641
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/34	1,250	1,452
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/35	1,000	1,159
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/40	950	1,088
California Statewide CDA, Cottage Health, 5.00%, 11/1/40	2,850	2,957
California Statewide CDA, Cottage Health, 5.00%, 11/1/43	5,215	5,886
California Statewide CDA, Culinary Institute of America, Series
B, 5.00%, 7/1/36	1,000	1,147
California Statewide CDA, Culinary Institute of America, Series
B, 5.00%, 7/1/41	1,560	1,771
California Statewide CDA, Enloe Medical Center, 5.00%,
8/15/38	2,500	2,909
California Statewide CDA, Episcopal Communities & Services,
5.00%, 5/15/42	1,500	1,605
California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/28	390	476
California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/31	175	209
California Statewide CDA, Front Porch Communities, Series A,
5.00%, 4/1/47	1,750	2,024
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/29	2,680	3,068
California Statewide CDA, Huntington Memorial Hosp., Series B,
5.00%, 7/1/44	2,750	3,074
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/43	1,750	2,066
California Statewide CDA, Huntington Memorial Hosp. Project,
5.00%, 7/1/48	5,650	6,658
California Statewide CDA, Infrastructure Project, Series A,
5.00%, 9/2/39	1,325	1,524
California Statewide CDA, Infrastructure Project, Series A,
5.00%, 9/2/48	1,000	1,136
California Statewide CDA, John Muir Health, Series A, 4.00%,
8/15/51	2,100	2,201

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/46	1,000	1,154
California Statewide CDA, John Muir Health, Series A, 5.00%,
8/15/51	1,750	2,011
California Statewide CDA, John Muir Health, Series A, 5.00%,
12/1/53	1,000	1,164
California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42	10,000	10,915
California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/34 (3)	375	433
California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/39 (3)	675	767
California Statewide CDA, Lancer Educational Project, Series A,
5.00%, 6/1/51 (3)	1,815	2,036
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (3)	1,000	1,141
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (3)	500	558
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/54	2,500	2,772
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (3)	3,250	3,760
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/38	750	873
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/43	1,800	2,084
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/48	2,910	3,355
California Statewide CDA, Polytechnic School, 5.00%, 12/1/29	2,500	2,543
California Statewide CDA, Polytechnic School, 5.00%, 12/1/34	1,050	1,067
California Statewide CDA, Sutter Health, Series A, 5.00%,
8/15/32	6,200	6,796
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/42	680	733
California Statewide CDA, Terraces at San Joaquin Garden,
Series A, 6.00%, 10/1/47	2,500	2,691
California Statewide CDA, Trinity Health, 5.00%, 12/1/41	3,735	4,013

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/26	950	1,139
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/28	1,230	1,495
California Statewide CDA, Univ. of California, Irvine Campus,
Series A, 5.00%, 5/15/42	3,700	4,296
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/30	125	157
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/31	150	187
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/32	100	124
California Statewide CDA, Viamonte Senior Living, Series A,
5.00%, 7/1/33	125	155
California Tobacco Securitization Agency, STEP, 5.25%, 6/1/21	1,210	1,227
Carson Redev. Agency, Tax Allocation, Tax Area 1, Series A,
7.00%, 10/1/36 (Prerefunded 10/1/19) (2)	1,250	1,273
Contra Costa Water Dist., Series R, 5.00%, 10/1/33	1,000	1,141
Del Mar Race Track Auth., 5.00%, 10/1/35	1,665	1,836
Del Mar Race Track Auth., 5.00%, 10/1/36	1,000	1,071
Elk Grove Finance Auth., Special Tax, 5.00%, 9/1/43	1,040	1,177
Elk Grove Finance Auth., Special Tax, 5.00%, 9/1/48	1,250	1,407
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47	3,710	3,680
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/34	3,500	4,091
Golden State Tobacco Securitization, Asset Backed, Series A,
5.00%, 6/1/35	2,000	2,332
Golden State Tobacco Securitization, Asset Backed, Series A-2,
STEP, 5.30%, 6/1/37	2,000	2,043
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.00%,
9/1/44	4,600	5,157
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	3,100	3,541
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/37	1,390	1,598
Irvine, Community Fac. Dist., Special Tax, 5.00%, 9/1/43	2,000	2,277

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/34	360	401
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/39	1,000	1,102
Irvine, Great Park Improvement Area No. 1, Special Tax, 5.00%,
9/1/44	1,500	1,645
Irvine Unified School Dist., Community Fac. Dist., Special Tax,
Series B, 5.00%, 9/1/47	1,300	1,484
Irvine Unified School Dist., Community Fac. Dist., Special Tax,
Series C, 5.00%, 9/1/47	525	600
Irvine Unified School Dist., Community Fac. Dist., Special Tax,
Series D, 5.00%, 3/1/57	2,350	2,652
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/25
(6)	1,250	1,478
Jefferson Union High School Dist., Series A, GO, 6.45%, 8/1/29
(6)	1,000	1,315
Jurupa PFA, Special Tax, Series A, 5.00%, 9/1/33	1,175	1,349
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/23	480	520
La Verne COP, Brethren Hillcrest Homes, 5.00%, 5/15/36	1,100	1,153
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills,
Special Tax, 5.00%, 9/1/43	2,475	2,793
Lake Elsinore, Community Fac. Dist. No. 2016-2 Canyon Hills,
Special Tax, 5.00%, 9/1/48	3,640	4,095
Long Beach, Marina System Revenue, 5.00%, 5/15/32	1,655	1,867
Long Beach, Marina System Revenue, 5.00%, 5/15/45	2,500	2,752
Long Beach Bond Fin. Auth., Series A, 5.50%, 11/15/37	2,135	2,916
Long Beach Harbor, Series A, 5.00%, 5/15/37 (4)	1,300	1,539
Los Angeles Airport, Series A, 4.00%, 5/15/34 (4)	1,000	1,095
Los Angeles Airport, Series B, 5.00%, 5/15/42	930	1,110
Los Angeles Airport, Series D, 5.00%, 5/15/36 (4)	1,500	1,727
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/28	5,000	5,179
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/35 (4)	500	608
Los Angeles Airport, Int'l. Airport, Series A, 5.00%, 5/15/44 (4)	1,000	1,192
Los Angeles Airport, Int'l. Airport, Series B, 5.00%, 5/15/36 (4)	1,200	1,407

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Los Angeles Community College Dist., Series A, GO, 4.00%,
8/1/33	2,325	2,567
Los Angeles County Facilities, Vermont Corridor County
Administrative Building, Series A, 5.00%, 12/1/43	6,400	7,765
Los Angeles County Public Works Fin. Auth., Series A, 5.00%,
12/1/33	2,825	3,297
Los Angeles County Public Works Fin. Auth., Multiple Capital
Project II, 5.00%, 8/1/42	2,000	2,195
Los Angeles County Regional Fin. Auth., Montecedro, Series A,
5.00%, 11/15/44	2,595	2,872
Los Angeles County Sanitation Dist. Fin. Auth., Capital Project,
Series A, 5.00%, 10/1/35	2,725	3,189
Los Angeles Dept. of Water, Series A, 5.00%, 7/1/31	1,350	1,638
Los Angeles Dept. of Water, Series B, 5.00%, 7/1/43	2,500	2,758
Los Angeles Dept. of Water & Power, Electric, Series A, 5.00%,
7/1/29	4,500	5,071
Los Angeles Dept. of Water & Power, Electric, Series D, 5.00%,
7/1/39	4,000	4,615
Los Angeles Municipal Improvement, Real Property, Series B,
5.00%, 3/1/42	2,490	2,711
Los Angeles Unified School Dist., Election 2008, Series A, GO,
4.00%, 7/1/34	3,750	4,111
Los Angeles Wastewater, Series B, 5.00%, 6/1/32	4,550	5,014
Morgan Hill, Redev. Agency, Series A, 5.00%, 9/1/32	825	937
Morgan Hill, Redev. Agency, Series A, 5.00%, 9/1/33	2,175	2,467
Mountain View Shoreline Regional Park Community, Series A,
5.75%, 8/1/40	1,500	1,627
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/24 (4)	1,170	1,348
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/25 (4)	1,405	1,623
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/41 (4)	2,000	2,327
Norman Y. Mineta San Joes Int'l. Airport, Series A, 5.00%,
3/1/47 (4)	2,000	2,315
Norman Y. Mineta San Joes Int'l. Airport, Series C, 5.00%,
3/1/31	2,000	2,299

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Northern California Energy Authority, Series A, VRDN, 4.00%,
7/1/49 (Tender 7/1/24)	3,500	3,818
Northern California Power Agency, Hydroelectric Project No. 1,
Series A, 5.00%, 7/1/32	1,400	1,542
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/34	1,250	1,435
Oakland Unified School Dist., Alameda County, Series A, GO,
5.00%, 8/1/35	1,210	1,386
Oceanside Unified School Dist., Capital Appreciation Bonds,
Zero Coupon, GO, 8/1/28 (7)	5,000	4,122
Orange County Community Fac. Dist., No. 2015-1, Esencia
Village, Series A, 5.25%, 8/15/45	3,000	3,375
Orange County Community Fac. Dist., No. 2016-1, Esencia
Village, Series A, 5.00%, 8/15/36	2,000	2,279
Palm Springs Airport Revenue, Int'l. Airport, 5.55%, 7/1/28 (4)	285	285
Palm Springs Airport Revenue, Int'l. Airport, 6.40%, 7/1/23 (4)	250	250
Palm Springs Airport Revenue, Int'l. Airport, 6.50%, 7/1/27
(Prerefunded 7/1/19) (2)(4)	90	90
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/26	975	1,082
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/27	500	555
Palo Alto, Limited Obligation, University Ave., 5.00%, 9/2/28	585	648
Palomar Health, 2004 Election, Series A, Zero Coupon, GO,
8/1/25 (7)	5,000	4,408
Pittsburg Redev. Agency, Series A, 5.00%, 9/1/28 (1)	3,000	3,620
Pittsburg Redev. Agency, Series A, 5.00%, 9/1/29 (1)	1,935	2,329
Port of Los Angeles Harbor Dept., Series A, 5.00%, 8/1/36 (4)	4,075	4,640
Port of Oakland, Series O, 5.125%, 5/1/30 (4)	1,325	1,407
Port of Oakland, Series O, 5.125%, 5/1/31 (4)	1,250	1,326
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/28 (1)	2,700	3,152
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/29 (1)	1,800	2,093
Ridgecrest Redev. Agency, 6.25%, 6/30/37 (Prerefunded
6/30/20) (2)	2,000	2,105
Riverside County Redev. Agency, Desert Community Project,
Series D, 6.00%, 10/1/37 (Prerefunded 10/1/20) (2)	2,225	2,363
Riverside County Redev. Agency, Housing, Series A, 6.00%,
10/1/39 (Prerefunded 10/1/20) (2)	2,250	2,390

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Riverside County Redev. Agency, Interstate 215 Corridor, Series
C, 6.75%, 12/1/26	250	280
Riverside County Redev. Agency, Interstate 215 Corridor, Series
E, 6.50%, 10/1/40 (Prerefunded 10/1/20) (2)	1,000	1,069
Rocklin, Special Tax, 5.00%, 9/1/37	550	619
Rocklin, Special Tax, 5.00%, 9/1/38	1,000	1,122
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/21	1,170	1,229
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/26	1,000	1,180
Sacramento Cogeneration Auth., Procter & Gamble, 5.00%,
7/1/19	700	702
Sacramento Cogeneration Auth., Procter & Gamble, 5.25%,
7/1/20	700	731
Sacramento County Airport, Series A, 5.00%, 7/1/41	2,175	2,542
Sacramento County Airport, Series B, 5.00%, 7/1/41	2,275	2,659
Sacramento County Airport, Series C, 5.00%, 7/1/36 (4)	4,000	4,829
Sacramento County Sanitation Dist. Fin. Auth., Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 2.219%, 12/1/35 (6)	1,150	1,129
Sacramento Fin. Auth., 5.00%, 12/1/28 (8)	1,320	1,590
Sacramento Fin. Auth., 5.00%, 12/1/30 (8)	1,000	1,195
Sacramento Fin. Auth., 5.00%, 12/1/31 (8)	1,380	1,646
Sacramento Fin. Auth., 5.00%, 12/1/34 (8)	2,275	2,687
Sacramento Fin. Auth., Series B, 5.40%, 11/1/20	2,215	2,288
Sacramento Transient Occupancy Tax Revenue, Convention
Center, Series A, 5.00%, 6/1/38	1,240	1,501
Sacramento Transient Occupancy Tax Revenue, Convention
Center, Series A, 5.00%, 6/1/43	4,650	5,564
San Bernardino Redev., Successor Agency, Series A, 5.00%,
12/1/25 (1)	1,275	1,547
San Bernardino Redev., Successor Agency, Series A, 5.00%,
12/1/31 (1)	1,945	2,353
San Clemente, Special Tax, Community Fac. Dist. No. 2006-1,
5.00%, 9/1/40	985	1,099
San Diego Assn. of Gov. South Bay Expressway, Senior Lien-
Toll, Series A, 5.00%, 7/1/38	2,100	2,510
San Diego Assn. of Gov. South Bay Expressway, Senior Lien-
Toll, Series A, 5.00%, 7/1/42	2,450	2,901

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

San Diego County Regional Airport Auth., Series A, 5.00%,
7/1/40	3,025	3,129

San Diego County Regional Airport Auth., Series A, 5.00%,
7/1/47	1,800	2,133

San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/38 (4)	2,000	2,219

San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/43 (4)	4,000	4,423

San Diego Public Fac. Fin. Auth., Capital Improvement Projects,
Series A, 5.00%, 4/15/37	4,000	4,381

San Diego Public Fac. Fin. Auth., Water, Series B, 5.75%,
8/1/35 (Prerefunded 8/1/19) (2)	3,500	3,525

San Diego Redev. Agency, Naval Training Center, Series A,
5.50%, 9/1/30 (Prerefunded 9/1/20) (2)	1,000	1,052

San Diego Redev. Agency, Naval Training Center, Series A,
5.75%, 9/1/40 (Prerefunded 9/1/20) (2)	2,000	2,110

San Francisco City & County Int'l. Airport, Commission, Series
A, 5.00%, 5/1/29	1,000	1,228

San Francisco City & County Int'l. Airport, Commission, Series
A, 5.00%, 5/1/47 (4)	3,000	3,501

San Francisco City & County Int'l. Airport, Commission, Series
B, 5.00%, 5/1/46 (4)	5,000	5,758

San Francisco City & County Int'l. Airport, Commission, Series F,
5.00%, 5/1/40	2,000	2,056

San Francisco City & County Int'l. Airports, Commissions, Series
A, 5.00%, 5/1/44 (4)	2,950	3,559

San Francisco City & County Redev. Fin. Auth., Mission Bay
North Redevelopment, Series C, 6.50%, 8/1/27 (Prerefunded
2/1/21) (2)	405	440

San Francisco City & County Redev. Fin. Auth., Mission Bay
North Redevelopment, Series C, 6.75%, 8/1/33 (Prerefunded
2/1/21) (2)	410	447

San Francisco City & County Redev. Fin. Auth., Mission Bay
South Redevelopment, Series D, 6.625%, 8/1/27 (Prerefunded
2/1/21) (2)	330	359

San Francisco City & County Redev. Fin. Auth., Mission Bay
South Redevelopment, Series D, 7.00%, 8/1/33 (Prerefunded
2/1/21) (2)	500	547

San Francisco Community College Dist., GO, 5.00%, 6/15/31	2,505	2,973

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
San Francisco Municipal Transportation Agency, Series B,
5.00%, 3/1/37	2,000	2,180
San Jose, El Parador Apartments Project, Series A, 6.10%,
1/1/31 (4)	1,140	1,140
San Jose Redev. Agency, Series A, 5.00%, 8/1/34	2,500	3,076
San Jose Redev. Agency, Merged Area Redev. Project, Series
A1, 5.50%, 8/1/35 (Prerefunded 8/1/20) (2)	2,100	2,202
San Marcos Redev. Successor Agency, Series A, 5.00%,
10/1/31	2,165	2,584
San Marcos Redev. Successor Agency, Series A, 5.00%,
10/1/32	850	1,012
San Marcos Redev. Successor Agency, Series A, 5.00%,
10/1/34	900	1,067
San Mateo, Bay Meadows Community Fac. Dist., No. 2008-1,
Special Tax, 5.375%, 9/1/38	2,000	2,158
San Mateo, Bay Meadows Community Fac. Dist., No. 2008-1,
Special Tax, 6.00%, 9/1/42	2,000	2,215
San Mateo County Joint Powers Fin. Auth., Maple Street
Corridor, 5.00%, 6/15/31	1,075	1,244
Santa Margarita Water Dist., Community Fac. Dist., No. 2013-1,
5.625%, 9/1/36	1,205	1,324
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/36	1,390	1,514
Santa Monica Redev. Agency, Earthquake Recovery, 5.875%,
7/1/42	1,500	1,631
Southern California Metropolitan Water Dist., Series A-1, VRDN,
1.05%, 7/1/37	1,800	1,800
Southern California Public Power Auth., Series A, 5.00%, 7/1/35	2,000	2,072
Southern California Public Power Auth., Series A, 5.00%, 7/1/40	2,075	2,148
Southern California Public Power Auth., Windy Point/Windy
Flats Project, 5.00%, 7/1/29	4,500	4,678
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	2,000	2,082
Univ. of California Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)	3,700	4,227
Univ. of California Regents, Series G, 5.00%, 5/15/30
(Prerefunded 5/15/22) (2)	905	1,003
Univ. of California Regents, Series G, 5.00%, 5/15/30	1,100	1,212

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Univ. of California Regents, Series G, 5.00%, 5/15/37
(Prerefunded 5/15/22) (2)	1,015	1,125
Univ. of California Regents, Series G, 5.00%, 5/15/37	1,025	1,120
Univ. of California Regents, Series I, 5.00%, 5/15/28	2,000	2,404
Univ. of California Regents, Series M, 5.00%, 5/15/47	4,250	5,030
Univ. of California Regents, Series O, 5.50%, 5/15/58	9,500	11,662
Univ. of California Regents Medical Center, Series L, 4.50%,
5/15/36	1,900	2,146
Walnut Energy Center Auth., Series A, 5.00%, 1/1/35	3,000	3,057
Washington Township Health Care Dist., Series A, 6.25%,
7/1/39	1,500	1,505
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/26 (9)	2,350	2,774
		684,502

GUAM 0.1%
Guam Gov't. Obligation, Section 30, Series A, 5.75%, 12/1/34
(Prerefunded 12/1/19) (2)	500	511
		511

OTHER 0.3%
Federal Home Loan Mortgage Multifamily Variable Rate
Certificate, 3.05%, 4/15/34	2,000	2,078
		2,078

PUERTO RICO 0.9%
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42
(10)(11)	15	12
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27
(10)(11)	25	20
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27
(10)(11)	685	548
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28
(10)(11)	65	52
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20
(10)(11)	80	64

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24
(10)(11)	305	243
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25
(10)(11)	100	80
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26
(10)(11)	125	100
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27
(10)(11)	15	12
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/32
(10)(11)	50	40
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37
(10)(11)	1,435	1,144
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28
(10)(11)	15	12
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33
(10)(11)	75	60
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18
(10)(11)	65	52
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27
(10)(11)	30	24
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40
(10)(11)	80	64
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36
(10)(11)	60	48
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17
(10)(11)	20	15
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28
(10)(11)	25	20
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17
(10)(11)	35	28
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19
(10)(11)	245	196
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23
(10)(11)	70	56
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24
(10)(11)	25	20
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26
(10)(11)	625	500

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/27	3,056	2,316
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/33	1,330	729
		6,455
VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	850	847
		847
Total Investments in Securities 99.3%
(Cost $654,142)		$694,393
Other Assets Less Liabilities 0.7%		4,937
Net Assets 100.0%		$699,330

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Prerefunded date is used in determining portfolio maturity.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $20,433 and represents 2.9% of net assets.
(4) Interest subject to alternative minimum tax
(5) When-issued security
(6) Insured by National Public Finance Guarantee Corporation
(7) Insured by Assured Guaranty Corporation
(8) Insured by Build America Mutual Assurance Company
(9) Insured by Syncora Guarantee
(10) Non-income producing
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFFA Health Facility Financing Authority
PFA Public Finance Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

:

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price California Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.0%
GEORGIA 96.8%
Athens-Clarke County Unified Dev. Auth., Univ. of Georgia
Athletic Assoc., Series A, 4.00%, 9/1/31	2,465	2,745
Athens-Clarke County Unified Dev. Auth., Univ. of Georgia
Athletic Assoc., Series A, 4.00%, 9/1/33	1,455	1,606
Athens-Clarke County Unified Dev. Auth., Univ. of Georgia
Athletic Assoc., Series A, 5.00%, 9/1/29	1,100	1,319
Athens-Clarke County Unified Dev. Auth., Univ. of Georgia
Athletic Assoc., Series B, VRDN, 2.18%, 7/1/35	3,300	3,300
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24	2,880	3,346
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/21	275	290
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/22	375	409
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/23	450	505
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/24	550	636
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25	350	415
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/26	975	1,185
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/27 (Prerefunded
1/1/26) (1)	1,290	1,568
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/28 (Prerefunded
1/1/26) (1)	1,160	1,410
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/29 (Prerefunded
1/1/26) (1)	500	608
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (1)	300	365
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34	500	551
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41	725	794
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
GO, 5.00%, 12/1/35	750	910
Atlanta Airport, Series A, 5.00%, 1/1/25	330	337
Atlanta Airport, Series A, 5.00%, 1/1/35	1,000	1,018
Atlanta Airport, Series B, 5.00%, 1/1/37	5,945	6,388
Atlanta Airport, Series C, 5.25%, 1/1/30	1,250	1,320

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Airport, Passenger Facilities, Series A, 5.00%, 1/1/33	3,870	4,381
Atlanta Dev. Auth., Series A1, 5.00%, 7/1/29	1,000	1,186
Atlanta Dev. Auth., Series A1, 5.00%, 7/1/35	1,255	1,462
Atlanta Dev. Auth., Series A1, 5.25%, 7/1/40	2,035	2,386
Atlanta Dev. Auth., Series A1, 5.25%, 7/1/44	6,120	7,149
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A1,
6.75%, 1/1/35	1,500	1,602
Atlanta Dev. Auth., New Downtown Stadium, Series A1, 5.00%,
7/1/30	300	354
Atlanta Downtown Dev. Auth., City Plaza, GO, 5.00%, 12/1/27	495	611
Atlanta Downtown Dev. Auth., City Plaza, GO, 5.00%, 12/1/31	605	731
Atlanta Public Safety & Judicial Fac. Auth., GO, 4.00%, 12/1/20	2,010	2,087
Atlanta Public Safety & Judicial Fac. Auth., GO, 4.00%, 12/1/21	1,280	1,361
Atlanta Water & Wastewater, 5.00%, 11/1/40	5,365	6,222
Atlanta Water & Wastewater, 5.00%, 11/1/43	3,400	3,936
Atlanta Water & Wastewater, Series A, 6.25%, 11/1/34
(Prerefunded 11/1/19) (1)	1,000	1,020
Atlanta Water & Wastewater, Series B, 4.00%, 11/1/37	1,000	1,113
Atlanta Water & Wastewater, Series B, 5.25%, 11/1/34
(Prerefunded 11/1/19) (1)(2)	650	660
Atlanta Water & Wastewater, Series B, 5.25%, 11/1/34 (2)	350	355
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/30	645	734
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/31	275	311
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/32	550	621
Augusta Airport, Regional Airport, Series A, 5.00%, 1/1/34	375	421
Augusta Water & Sewer Rev., Wastewater, 4.50%, 10/1/37	3,500	3,844
Bryan County School Dist., GO, 5.00%, 8/1/42	3,000	3,518
Burke County Dev. Auth., VRDN, 2.25%, 10/1/32 (Tender
5/25/23)	1,550	1,558
Camden County Public Service Auth., Saint Mary's City, 4.50%,
12/1/31 (Prerefunded 12/1/20) (1)	650	679
Camden County Public Service Auth., Saint Mary's City, 4.50%,
12/1/32 (Prerefunded 12/1/20) (1)	550	575

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Camden County Public Service Auth., Saint Mary's City, 5.00%,
12/1/28 (Prerefunded 12/1/20) (1)	1,000	1,052
Carroll City, County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28	265	320
Carroll City, County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/29	500	602
Carroll City, County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/40 (Prerefunded 7/1/20) (1)	2,300	2,386
Carroll City, County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/41	3,000	3,398
Cherokee County Board of Education, GO, 5.00%, 8/1/32	1,750	2,112
Cherokee County Board of Education, GO, 5.00%, 8/1/33	1,265	1,386
Cherokee County Water & Sewerage Auth., 5.00%, 8/1/33	1,015	1,208
Cherokee County Water & Sewerage Auth., 5.00%, 8/1/34	1,050	1,245
Cherokee County Water & Sewerage Auth., 5.50%, 8/1/23 (3)	2,050	2,200
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/25	1,095	1,193
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/26	1,160	1,264
Clayton County Urban Redev. Agency, GO, 5.00%, 2/1/27	1,220	1,327
Cobb County Dev. Auth., Kennesaw State University, Series A,
5.00%, 7/15/34	1,145	1,319
Cobb County Dev. Auth., Kennesaw State University, Series A,
5.00%, 7/15/38	1,750	1,990
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/29	1,000	1,109
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/30	1,700	1,881
Cobb County Kennestone Hosp. Auth., Series B, 5.50%, 4/1/37
(Prerefunded 4/1/20) (1)(4)	2,565	2,649
Cobb County Kennestone Hosp. Auth., Series B, 6.25%, 4/1/34
(Prerefunded 4/1/20) (1)(4)	1,515	1,574
Cobb County Kennestone Hosp. Auth., WellStar Health, Series
A, RAC, 5.00%, 4/1/42	1,000	1,155
Columbia County Water & Sewer, 4.50%, 6/1/33 (Prerefunded
6/1/20) (1)(8)	1,210	1,246
Columbia County Water & Sewer, 4.50%, 6/1/33	540	554
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%,
6/15/45	3,000	3,093
Coweta County Water & Sewage Auth., 4.00%, 6/1/38	1,000	1,115

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Coweta County Water & Sewage Auth., 4.00%, 6/1/39	1,000	1,113
Coweta County Water & Sewage Auth., 4.00%, 6/1/40	1,000	1,108
Dalton, GO, 5.00%, 2/1/42	500	602
Dalton, GO, 5.00%, 2/1/48	3,500	4,190
Dalton, Combined Utilities, 5.00%, 3/1/32	1,250	1,476
Dalton, Combined Utilities, 5.00%, 3/1/33	1,190	1,401
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare
Care System, 4.00%, 8/15/34	400	440
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare
Care System, 4.00%, 8/15/36	900	984
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare
Care System, 4.00%, 8/15/37	1,000	1,088
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare
Care System, 4.00%, 8/15/41	1,385	1,495
Dalton Whitfield County Joint Dev. Auth., Hamilton Healthcare
Care System, 5.00%, 8/15/32	900	1,087
DeKalb County Water & Sewer, 5.00%, 10/1/33	750	886
DeKalb County Water & Sewer, 5.00%, 10/1/35	2,000	2,351
DeKalb County Water & Sewer, Series A, 5.25%, 10/1/41	4,260	4,582
DeKalb County Water & Sewer, Series B, 5.00%, 10/1/35 (2)	1,980	2,371
DeKalb County Water & Sewer, Series B, 5.25%, 10/1/32 (2)	4,080	5,011
DeKalb Private Hosp. Auth., Children's Healthcare, 5.25%,
11/15/39	3,680	3,736
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28	6,915	8,189
Floyd County Hosp. Auth., Floyd Medical Center, RAC, 5.25%,
7/1/33 (Prerefunded 7/1/19) (1)	1,000	1,003
Floyd County Hosp. Auth., Floyd Medical Center, Series A,
5.00%, 7/1/34	2,810	3,290
Floyd County Hosp. Auth., Floyd Medical Center, Series B, RAC,
5.00%, 7/1/32	2,000	2,161
Forsyth County School Dist., GO, 4.00%, 2/1/33	3,270	3,541
Forsyth County School Dist., GO, 5.00%, 2/1/31	3,250	3,913
Forsyth County School Dist., GO, 5.00%, 2/1/37	1,650	2,029
Forsyth County School Dist., GO, 5.00%, 2/1/38	1,000	1,226

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Fulton County Dev. Auth., Series A, RAC, 5.00%, 4/1/47	4,820	5,548

Fulton County Dev. Auth., Georgia Tech Foundation, Series B,
5.00%, 11/1/31	3,020	3,711

Fulton County Dev. Auth., Georgia Tech Foundation, Recreation
Center, Series A, 5.00%, 11/1/30 (Prerefunded 11/1/21) (1)	2,480	2,688

Fulton County Dev. Auth., Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/28 (Prerefunded
5/1/22) (1)	3,000	3,306

Fulton County Dev. Auth., Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/30 (Prerefunded
5/1/22) (1)	1,870	2,061

Fulton County Dev. Auth., Georgia Tech Foundation,
Technology Square, Series A, 5.00%, 11/1/31 (Prerefunded
5/1/22) (1)	1,400	1,543

Fulton County Dev. Auth., Piedmont Healthcare, Series A,
4.00%, 7/1/35	1,625	1,773

Fulton County Dev. Auth., Piedmont Healthcare, Series A,
5.00%, 6/15/32 (Prerefunded 6/15/19) (1)	1,400	1,402

Fulton County Dev. Auth., Piedmont Healthcare, Series A,
5.25%, 6/15/37 (Prerefunded 6/15/19) (1)	2,535	2,538

Fulton County Dev. Auth., Woodruff Arts Center, 5.00%,
3/15/36	6,125	7,018

Fulton County Dev. Auth., Woodruff Arts Center, 5.00%,
3/15/44	5,175	6,115

Gainesville & Hall County CDA, Acts Retirement Communities,
5.00%, 11/15/33	3,480	4,047

Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/42	1,600	1,833

Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/45	3,000	3,439

Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.25%, 8/15/49	3,000	3,447

Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.375%, 2/15/40 (Prerefunded 2/15/20) (1)	4,050	4,159

Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.375%, 2/15/40	1,250	1,283

Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.50%, 2/15/45 (Prerefunded 2/15/20) (1)	230	236

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.50%, 2/15/45	70	72
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.50%, 8/15/54	4,985	5,808
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.50%, 2/15/42	1,625	1,975
Georgia, Correctional Facilities Improvements, Series A, GO,
5.00%, 7/1/28	5,000	5,516
Georgia Municipal Gas Auth., Gas Portfolio III, Series S, 5.00%,
10/1/27	500	552
Georgia Private Colleges & Univ. Auth., Emory University, Series
A, 4.00%, 10/1/46	255	278
Georgia Private Colleges & Univ. Auth., Emory University, Series
A, 5.00%, 9/1/41	2,000	2,134
Georgia Private Colleges & Univ. Auth., Emory University, Series
A, 5.00%, 10/1/46	6,075	7,168
Georgia Private Colleges & Univ. Auth., Emory University, Series
B, 4.00%, 10/1/38	4,500	4,940
Georgia Private Colleges & Univ. Auth., Emory University, Series
B, 5.00%, 9/1/29	1,325	1,336
Georgia Private Colleges & Univ. Auth., Emory University, Series
B, 5.00%, 10/1/38	2,705	3,225
Georgia Private Colleges & Univ. Auth., Emory University, Series
C, VRDN, 1.31%, 9/1/36	500	500
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/27	2,545	2,946
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/34	3,935	4,439
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/47	2,000	2,261
Griffin-Spalding County Hosp. Auth., RAC, 5.00%, 4/1/36	1,350	1,577
Gwinnett County Hosp. Auth., Series C, 5.50%, 7/1/39 (2)	1,145	1,148
Gwinnett County School Dist., GO, 5.00%, 2/1/35	2,500	2,949
Gwinnett County School Dist., GO, 5.00%, 2/1/36	2,500	2,770
Jefferson School Dist., Series A, GO, 5.25%, 2/1/33
(Prerefunded 2/1/21) (1)	2,500	2,655

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Macon-Bibb County Hosp. Auth., RAC, 5.00%, 8/1/35
(Prerefunded 8/1/19) (1)	1,685	1,694
Macon-Bibb County Urban Dev. Auth., Academy for Classical
Ed., Series A, 5.875%, 6/15/47 (5)	1,680	1,738
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
4.00%, 5/15/39	1,320	1,396
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 3/15/21	1,000	1,053
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43	4,100	4,751
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/28	3,000	3,812
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
5.00%, 3/15/20	1,000	1,024
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
5.00%, 3/15/22	2,190	2,366
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)	2,800	3,103
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	1,600	1,743
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 2.496%, 8/1/48 (Tender
12/1/23)	2,000	1,983
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/44	3,000	3,164
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42	6,230	7,200
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43	5,000	5,776
Metro Atlanta Rapid Transit Auth., Sales Tax, Third Indenture,
5.00%, 7/1/39 (Prerefunded 7/1/19) (1)	450	451
Metro Atlanta Rapid Transit Auth., Sales Tax, Third Indenture,
5.25%, 7/1/36 (Prerefunded 7/1/19) (1)	50	50
Metro Atlanta Rapid Transit Auth., Sales Tax, Third Indenture,
Series A, 4.00%, 7/1/44	5,475	6,001
Metro Atlanta Rapid Transit Auth., Sales Tax, Third Indenture,
Series B, 5.00%, 7/1/45	5,000	5,852
Municipal Electric Auth. of Georgia, Comb Cycle, Series A,
5.00%, 11/1/28	2,500	2,610
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/21	1,035	1,086

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35	4,390	4,899
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/21	1,000	1,053
Municipal Electric Auth. of Georgia, Series EE, 7.25%,
1/1/24 (4)	1,000	1,223
Municipal Electric Auth. of Georgia, Series HH, 5.00%, 1/1/44	4,485	5,149
Paulding County Hosp. Auth., Series A, RAC, 5.00%, 4/1/42	2,545	2,712
Paulding County Water & Sewer, 4.00%, 12/1/32	5,180	5,785
Richmond County Hosp. Auth., University Health Services,
5.00%, 1/1/31	2,000	2,353
Sandy Springs Public Fac. Auth., City Center, 5.00%, 5/1/35	1,000	1,188
Sandy Springs Public Fac. Auth., City Center, 5.00%, 5/1/41	2,280	2,682
Sandy Springs Public Fac. Auth., City Center, 5.00%, 5/1/47	5,000	5,856
Savannah Economic Dev. Auth., Marshes Skidaway, 7.25%,
1/1/44	1,000	1,125
Savannah Hosp. Auth., Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/29	50	57
Savannah Hosp. Auth., Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/30	3,105	3,537
Savannah Hosp. Auth., Saint Joseph's/Candler Healthcare
System, Series A, 5.50%, 7/1/31	220	249
Thomasville Hosp. Auth., Archbold Medical Center, RAC,
5.375%, 11/1/40 (Prerefunded 11/2/20) (1)	3,090	3,257
Valdosta & Lowndes County Hosp. Auth., South Georgia
Medical Center, 5.00%, 10/1/20	665	673
Valdosta & Lowndes County Hosp. Auth., South Georgia
Medical Center, 5.00%, 10/1/22	575	575
Valdosta & Lowndes County Hosp. Auth., South Georgia
Medical Center, Series B, 5.00%, 10/1/26	2,600	2,782
Walton County Water & Sewer Auth., Hard Labor Creek, Series
A, GO, 5.00%, 2/1/36	1,050	1,222
		390,179

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
PUERTO RICO 1.1%
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33	165	164
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.125%, 7/1/37	235	233
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	505	505
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/44	500	500
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (6)(7)	10	8
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27
(6)(7)	100	80
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27
(6)(7)	15	12
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27
(6)(7)	390	312
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28
(6)(7)	35	28
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20
(6)(7)	40	32
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24
(6)(7)	170	135
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25
(6)(7)	55	44
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26
(6)(7)	70	56
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27
(6)(7)	420	335
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/32
(6)(7)	30	24
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37
(6)(7)	220	175
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28
(6)(7)	10	8
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33
(6)(7)	40	32
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18
(6)(7)	35	28
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27
(6)(7)	15	12

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35
(6)(7)	300	240
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40
(6)(7)	40	32
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36
(6)(7)	30	24
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17
(6)(7)	10	8
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17
(6)(7)	20	16
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19
(6)(7)	175	139
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28
(6)(7)	15	12
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19
(6)(7)	140	112
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23
(6)(7)	40	32
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24
(6)(7)	15	12
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26
(6)(7)	355	284
Puerto Rico Sales Tax Fin., Series A1, 5.00%, 7/1/58	370	368
Puerto Rico Sales Tax Fin., Series A1, Zero Coupon, 7/1/33	755	414
		4,416

VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	400	399
		399

Total Investments in Securities 98.0%
(Cost $378,953)		$394,994
Other Assets Less Liabilities 2.0%		7,857
Net Assets 100.0%		$402,851

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

(Amounts in 000s)

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Insured by Assured Guaranty Municipal Corporation
(3) Insured by National Public Finance Guarantee Corporation
(4) Insured by AMBAC Assurance Corporation
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $1,738 and represents 0.4% of net assets.
(6) Non-income producing
(7) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(8) Insured by Assured Guaranty Corporation
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
CDA Community Development Administration/Authority
FRN Floating Rate Note
GO General Obligation
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.5%
MARYLAND 98.2%
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/20	2,110	2,209
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/21	1,000	1,082
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester and Farmington, 5.00%, 7/1/21	325	348
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/20	2,080	2,182
Baltimore City, Convention Center Hotel, 4.00%, 9/1/19	350	352
Baltimore City, Convention Center Hotel, 5.00%, 9/1/20	1,000	1,039
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22	900	989
Baltimore City, Special Obligation Consolidated Tax Increment
Financing, 5.00%, 6/15/19	250	250
Baltimore City, Special Obligation Consolidated Tax Increment
Financing, 5.00%, 6/15/20	475	492
Baltimore City, Wastewater, Series C, 5.00%, 7/1/19	1,335	1,338
Baltimore City, Wastewater, Series D, 5.00%, 7/1/23	1,000	1,139
Baltimore City, Wastewater, Series E, 5.00%, 7/1/19	810	812
Baltimore County, GO, 5.00%, 2/1/20	2,000	2,048
Baltimore County, 2019 Crossover, GO, 5.00%, 11/1/21	2,800	3,038
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/22	940	1,044
Baltimore County, Oak Crest Village, 4.00%, 1/1/20	1,000	1,014
Baltimore County, Oak Crest Village, 5.00%, 1/1/21	1,400	1,474
Baltimore County, Oak Crest Village, 5.00%, 1/1/23	500	557
Baltimore County, Public Improvement, GO, 5.00%, 2/1/20	1,000	1,024
Carroll County, Public Improvement, GO, 5.00%, 11/1/19	2,000	2,030
Cecil County, Consolidated Public Improvement, GO, 4.00%,
2/1/21	1,000	1,043
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/21	1,035	1,120

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Charles County, Consolidated Public Improvement, GO, 5.00%,
10/1/22	1,000	1,116
Frederick County, Public Fac., Series A, GO, 5.00%, 8/1/22	1,250	1,388
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27	2,515	2,947
Harford County, Series B, GO, 5.00%, 2/1/21	1,345	1,425
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/21	1,000	1,060
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24	335	345
Maryland, Series C, GO, 5.00%, 8/1/20	2,000	2,083
Maryland, State & Local Fac., Series 2013-1A, GO, 4.00%,
3/1/26	2,500	2,608
Maryland, State & Local Fac., Series A, GO, 5.00%, 8/1/21	2,000	2,153
Maryland DOT, 4.00%, 2/15/20	2,965	3,018
Maryland DOT, 4.00%, 6/1/25	2,045	2,199
Maryland DOT, 5.00%, 10/1/21	2,800	3,031
Maryland DOT, 5.00%, 2/1/22	940	1,028
Maryland DOT, 5.00%, 10/1/22	2,000	2,233
Maryland Economic Dev., Morgan State Univ. Student Housing,
4.00%, 7/1/20	550	559
Maryland Economic Dev., Morgan State Univ. Student Housing,
4.00%, 7/1/21	550	566
Maryland Economic Dev., Potomac Electric Power, PCR, 6.20%,
9/1/22 (Prerefunded 6/27/19) (3)	90	92
Maryland Economic Dev., Public Health Laboratory, 4.00%,
6/1/23	250	263
Maryland Economic Dev., Public Health Laboratory, 5.00%,
6/1/26	1,850	1,975
Maryland Economic Dev., Purple Line Light Rail, Series A,
5.00%, 3/31/24 (1)	5,820	6,250
Maryland Economic Dev., Purple Line Light Rail, Series B,
5.00%, 9/30/26 (1)	1,310	1,402
Maryland Economic Dev., Purple Line Light Rail, Series D,
5.00%, 9/30/26 (1)	100	117

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev., Salisbury Univ. Student Housing,
4.00%, 6/1/19	100	100
Maryland Economic Dev., Towson Univ., 4.00%, 7/1/19	295	295
Maryland Economic Dev., Towson Univ., 4.00%, 7/1/20	250	255
Maryland Economic Dev., Towson Univ., 4.00%, 7/1/21	250	260
Maryland Economic Dev., Towson Univ., 4.00%, 7/1/22	350	369
Maryland Economic Dev., Towson Univ., 4.00%, 7/1/23	325	347
Maryland Economic Dev., Transportation Fac., Series A,
5.125%, 6/1/20 (2)	135	139
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/21	500	531
Maryland Economic Dev., Transportation Fac., Series A, 5.00%,
6/1/22	535	583
Maryland Economic Dev., Transportation Fac., Series A, 5.75%,
6/1/35 (Prerefunded 6/1/20) (3)	1,750	1,824
Maryland Economic Dev., Univ. of Maryland Baltimore Student
Housing, 4.00%, 7/1/19 (4)	500	501
Maryland Economic Dev., Univ. of Maryland Baltimore Student
Housing, 4.00%, 7/1/20 (4)	500	513
Maryland Economic Dev., Univ. of Maryland Baltimore Student
Housing, 4.00%, 7/1/21 (4)	500	525
Maryland Economic Dev., Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/19 (4)	750	750
Maryland Economic Dev., Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/20 (4)	650	665
Maryland Economic Dev., Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/21 (4)	1,150	1,205
Maryland Economic Dev., Univ. of Maryland College Park
Student Housing, 4.00%, 6/1/22 (4)	740	793
Maryland Economic Dev., Univ. of Maryland Student Housing,
4.00%, 7/1/19	700	701
Maryland Economic Dev., Univ. of Maryland Student Housing,
4.00%, 7/1/22	600	626
Maryland HHEFA, Adventist Healthcare, Series A, 5.00%,
1/1/20	750	764
Maryland HHEFA, Adventist Healthcare, Series A, 5.00%,
1/1/21	1,020	1,071

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/20	2,355	2,415
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/21	2,000	2,098
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/22	1,125	1,205
Maryland HHEFA, Anne Arundel Health, 4.00%, 7/1/23	1,475	1,610
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/23	285	314
Maryland HHEFA, Anne Arundel Health, Series A, 5.25%,
7/1/19 (2)	30	30
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/23	805	895
Maryland HHEFA, Charlestown Community, 6.125%, 1/1/30
(Prerefunded 1/1/21) (3)	1,250	1,339
Maryland HHEFA, Doctors Community Hosp., 5.30%, 7/1/25
(Prerefunded 7/1/20) (3)	20	21
Maryland HHEFA, Doctors Community Hosp., 5.75%, 7/1/38
(Prerefunded 7/1/20) (3)	4,250	4,445
Maryland HHEFA, Doctors Community Hosp., Unrefunded
Balance, 5.30%, 7/1/25 (Prerefunded 7/1/20) (3)	5	5
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/20	140	141
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/23	695	736
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/25	310	352
Maryland HHEFA, Frederick Memorial Hosp., Series A, 5.00%,
7/1/23	385	421
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/23	100	110
Maryland HHEFA, Greater Baltimore Medical Center, 5.00%,
7/1/21	1,995	2,141
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (3)	35	38
Maryland HHEFA, Greater Baltimore Medical Center,
Unrefunded Balance, 5.25%, 7/1/24	190	204
Maryland HHEFA, Johns Hopkins Health, 5.00%, 7/1/19	1,000	1,003
Maryland HHEFA, Johns Hopkins Health, 5.00%, 5/15/40
(Prerefunded 5/15/20) (3)	2,125	2,196
Maryland HHEFA, Johns Hopkins Health, Series B, 5.00%,
7/1/22	1,500	1,662

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/24
(Prerefunded 7/1/21) (3)	520	559
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/22
(Prerefunded 7/1/21) (3)	100	109
Maryland HHEFA, Lifebridge Health, Series 2011, 5.00%,
7/1/19	250	251
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/19	1,100	1,103
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/20	260	268
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/21	225	238
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/22	280	304
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/23	295	328
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/19	130	130
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 4.00%, 6/1/20	105	107
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/19	75	75
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/19	245	245
Maryland HHEFA, MedStar Health, 5.00%, 8/15/19	1,875	1,887
Maryland HHEFA, MedStar Health, 5.00%, 8/15/20	1,000	1,040
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24	130	151
Maryland HHEFA, MedStar Health, Series 2011, 5.00%, 8/15/21	1,000	1,072
Maryland HHEFA, MedStar Health, Series 2015, 5.00%, 8/15/21	3,100	3,323
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/23	2,000	2,270
Maryland HHEFA, Mercy Medical Center, 4.50%, 7/1/27	300	318
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	150	163
Maryland HHEFA, Meritus Medical Center, 4.00%, 7/1/20	500	512
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/21	690	735
Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%,
7/1/20	250	259

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical, Series B, 7.00%,
7/1/22 (2)(5)	2,770	3,100
Maryland HHEFA, Univ. of Maryland Medical, Series F, 5.25%,
7/1/19	500	501
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34 (Prerefunded 7/1/19) (3)	3,000	3,008
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/19	2,350	2,356
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21	3,250	3,462
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22	525	575
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23	1,000	1,122
Maryland National Capital Park & Planning Commission, Park
Acquisition & Development Project, Series PGC-A, GO, 5.00%,
11/1/22	895	1,002
Maryland Stadium Auth., Baseball Stadium, Series B, 5.00%,
12/15/19 (1)	5,160	5,256
Maryland Stadium Auth., Football Stadium, Series A, 4.00%,
3/1/21	725	756
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/22	675	738
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/23	750	845
Maryland Transportation Auth., 4.00%, 7/1/24	1,010	1,087
Maryland Transportation Auth., BWI Parking, 5.00%, 3/1/23 (1)	2,720	2,963
Montgomery County, Series A, GO, 5.00%, 11/1/19	2,000	2,030
Montgomery County, Series B, GO, 5.00%, 6/1/21	3,315	3,550
Montgomery County, Series B, GO, 5.00%, 11/1/21	1,000	1,085
Montgomery County, Series E, GO, VRDN, 2.22%, 11/1/37	150	150
Montgomery County, Department of Liquor Control, Series A,
5.00%, 4/1/21	1,075	1,145
Montgomery County, MetroRail Garage, 5.00%, 6/1/21	1,250	1,338
Montgomery County, Special Obligation, West Germantown
Dev. Dist., 4.00%, 7/1/19	280	281
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/22	750	827
Prince George's County, Collington Episcopal Life Care
Community, 5.00%, 4/1/20	500	510

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 3/1/22	500	548
Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/19	250	253
Rockville, Ingleside at King Farm, Series A1, 5.00%, 11/1/21	290	307
Rockville, Ingleside at King Farm, Series A2, 4.00%, 11/1/20	250	256
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	75	75
Univ. System of Maryland, Series A, 5.00%, 4/1/24	1,110	1,293
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 5.00%, 6/1/20	950	983
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 5.00%, 6/1/21	1,765	1,890
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 5.00%, 6/1/22	2,000	2,210
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, Series A, GO, 4.00%, 6/1/19	1,000	1,000
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, Series A, GO, 4.00%, 6/1/20	2,050	2,102
		164,731

DISTRICT OF COLUMBIA 0.3%
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/20	525	545
		545

Total Investments in Securities 98.5%
(Cost $164,241)		$165,276
Other Assets Less Liabilities 1.5%		2,444
Net Assets 100.0%		$167,720

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax
(2) Escrowed to maturity
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Insured by National Public Finance Guarantee Corporation
DOT Department of Transportation
GO General Obligation

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

HHEFA Health & Higher Educational Facility Authority
PCR Pollution Control Revenue
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.0%
MARYLAND 95.0%
Annapolis, GO, 5.00%, 8/1/31 (Prerefunded 8/1/21) (1)	1,000	1,076
Annapolis, St. John's College, Series A, 5.00%, 10/1/27	940	943
Annapolis, St. John's College, Series A, 5.00%, 10/1/32	1,085	1,088
Annapolis, St. John's College, Series A, 5.00%, 10/1/36	1,085	1,088
Anne Arundel County, Annapolis Area Christian School, Series
A, 5.50%, 7/1/23	795	824
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.50%, 7/1/33	2,555	2,751
Anne Arundel County, Annapolis Area Christian School, Series
A, 6.75%, 7/1/43	4,970	5,361
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/22	3,600	3,832
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 4/1/23	3,605	3,837
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/36	5,130	6,264
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/39	1,125	1,337
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/40	2,125	2,521
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/41	1,450	1,689
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/42	1,450	1,687
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/43	4,125	4,883
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/45	4,350	5,056
Anne Arundel County, Consolidated General Improvement, GO,
5.00%, 10/1/46	5,375	6,350
Anne Arundel County, Consolidated General Improvement,
Series 2017, GO, 5.00%, 10/1/37	1,805	2,154

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Anne Arundel County, Consolidated General Improvement,
Series 2017, GO, 5.00%, 10/1/38	2,125	2,530
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/37	6,480	7,889
Anne Arundel County, Consolidated General Improvement,
Series 2018, GO, 5.00%, 10/1/47	12,615	15,149
Anne Arundel County, Consolidated General Improvement,
Series 2019, GO, 5.00%, 10/1/48	27,800	34,293
Anne Arundel County, Consolidated Water & Sewer, GO, 4.50%,
4/1/44	11,250	12,321
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/35	1,445	1,683
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/40	12,345	14,241
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/43	2,105	2,536
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
4/1/45	12,925	14,880
Anne Arundel County, Consolidated Water & Sewer, GO, 5.00%,
10/1/47	5,000	6,004
Anne Arundel County, Consolidated Water & Sewer, Series
2018, GO, 5.00%, 10/1/37	2,110	2,569
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/39	3,105	3,623
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/40	3,105	3,622
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/41	3,105	3,616
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/42	3,105	3,613
Anne Arundel County, Recreational Facility Improvements, GO,
5.00%, 10/1/45	9,315	10,827
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/40	3,610	4,282
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/43	10,830	12,819
Anne Arundel County, Sewer Improvements, GO, 5.00%,
10/1/46	10,830	12,794

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Anne Arundel County, Sewer Improvements, Series 2017, GO,
5.00%, 10/1/38	2,000	2,381
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/34	7,655	8,940
Anne Arundel County, Water Utility Improvement, GO, 5.00%,
4/1/35	7,655	8,918
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 4.90%, 7/1/30	1,310	1,339
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 5.125%, 7/1/36	2,285	2,342
Anne Arundel County Consolidated Special Taxing Dist.,
Villages at Two Rivers Project, 5.25%, 7/1/44	4,150	4,248
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester/ Farmington Village, 4.00%, 7/1/19	200	200
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/20	200	208
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/21	455	488
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/22	310	342
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/23	240	272
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/24	470	533
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/25	580	657
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester/ Farmington Village, 5.00%, 7/1/32	4,285	4,791
Baltimore City, Center/West Development, Series A, 5.375%,
6/1/36	1,000	1,046
Baltimore City, Center/West Development, Series A, 5.50%,
6/1/43	1,450	1,520
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/27 (Prerefunded 10/15/21) (1)	1,905	2,064
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/28 (Prerefunded 10/15/21) (1)	1,805	1,956
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/30 (Prerefunded 10/15/21) (1)	1,015	1,100

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore City, Consolidated Public Improvement, Series A, GO,
5.00%, 10/15/31 (Prerefunded 10/15/21) (1)	1,965	2,129
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/21	510	546
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/22	1,040	1,145
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/23	350	396
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/25	590	679
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/26	375	429
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/28	1,215	1,377
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/29	890	1,007
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/30	515	580
Baltimore City, Consolidated Tax Increment Fin., 5.00%,
6/15/33	415	462
Baltimore City, Convention Center Hotel, 5.00%, 9/1/33	1,020	1,183
Baltimore City, Convention Center Hotel, 5.00%, 9/1/35	1,700	1,959
Baltimore City, Convention Center Hotel, 5.00%, 9/1/39	6,110	6,943
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42	9,575	10,814
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	10,025	11,292
Baltimore City, East Baltimore Research Park, Series A, 5.00%,
9/1/38	1,650	1,788
Baltimore City, Harbor Point Project, 4.75%, 6/1/31	2,025	2,114
Baltimore City, Harbor Point Project, 5.00%, 6/1/36	2,550	2,672
Baltimore City, Harbor Point Project, 5.125%, 6/1/43	4,550	4,786
Baltimore City, Parking System Facilities, Series A, 5.25%,
7/1/21 (2)	1,685	1,752
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/36	17,520	18,660
Baltimore City, Wastewater Project, Series A, 5.00%, 7/1/41	10,635	11,287
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/30	1,450	1,659
Baltimore City, Wastewater Project, Series C, 5.00%, 7/1/43	4,570	5,141

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/29	1,330	1,524
Baltimore City, Wastewater Project, Series D, 5.00%, 7/1/30	2,895	3,312
Baltimore City, Water Project, Series 2009A, 5.125%, 7/1/29
(Prerefunded 7/1/19) (1)	710	712
Baltimore City, Water Project, Series A, 5.00%, 7/1/28 (3)(4)	440	513
Baltimore City, Water Project, Series A, 5.00%, 7/1/44	10,005	11,354
Baltimore City, Water Project, Series A, 5.125%, 7/1/29
(Prerefunded 7/1/19) (1)	540	541
Baltimore City, Water Project, Series A, 5.375%, 7/1/34
(Prerefunded 7/1/19) (1)	215	216
Baltimore City, Water Project, Series A, 5.65%, 7/1/20 (2)	700	717
Baltimore City, Water Project, Series A, 5.75%, 7/1/39
(Prerefunded 7/1/19) (1)	1,250	1,254
Baltimore City, Water Project, Series B, 5.00%, 7/1/31	3,865	4,402
Baltimore City, Water Project, Series B, 5.00%, 7/1/38	1,190	1,344
Baltimore City, Water Project, Series B, 5.00%, 7/1/42	8,900	10,015
Baltimore City, Water Project, Series C, 5.00%, 7/1/27	525	603
Baltimore County, Consolidated Public Improvement, Series
2014, GO, 4.00%, 2/1/34	7,750	8,439
Baltimore County, Consolidated Public Improvement, Series
2019 Crossover, GO, 3.00%, 11/1/20	4,755	4,863
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/32	1,000	1,084
Baltimore County, Metropolitan Dist. 74th Issue, GO, 5.00%,
2/1/33	2,800	3,033
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/41	4,255	4,856
Baltimore County, Metropolitan Dist. 77th Issue, GO, 5.00%,
8/1/44	8,400	9,567
Baltimore County, Metropolitan Dist. 78th Issue, GO, 5.00%,
2/1/46	14,500	16,975
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/38	610	681
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/39	4,415	4,920

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/41	3,215	3,563
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/42	9,595	10,617
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/44	11,595	12,811
Baltimore County, Metropolitan Dist. 80th Issue, GO, 4.00%,
3/1/48	5,365	5,905
Baltimore County, Metropolitan Dist. Bonds, GO, 4.50%, 8/1/29	3,165	3,267
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/22	500	542
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/23	450	501
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/24	630	718
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/25	1,000	1,168
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/27	1,000	1,190
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/28	1,200	1,422
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/29	1,000	1,180
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/30	1,000	1,173
Baltimore County, Oak Crest Village, Inc., 5.00%, 1/1/37	7,345	8,417
Baltimore County, Public Improvement, GO, 5.00%, 2/1/32	10,000	10,838
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/48	1,135	1,255
Frederick County, Series A, GO, 5.00%, 2/1/29	2,000	2,590
Frederick County, Series A, GO, 5.00%, 2/1/30	1,750	2,298
Frederick County, Series B, GO, 5.00%, 8/1/29	550	717
Frederick County, Series B, GO, 5.00%, 8/1/31	775	1,033
Frederick County, Public Facilities, Series A, GO, 5.00%, 8/1/30	2,220	2,815
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/30	4,595	4,779
Frederick County, Urbana Community Development Authority,
Series A, 5.00%, 7/1/40	3,930	4,057
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	990	1,113
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	10,140	11,346
Gaithersburg, Asbury Obligated Group, Series B, 5.00%, 1/1/27	5,000	5,858
Howard County COP, Series A, GO, 8.15%, 2/15/20	420	437

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Howard County, Annapolis Junction Town Center Project,
5.80%, 2/15/34	725	747
Howard County, Annapolis Junction Town Center Project,
6.10%, 2/15/44	1,425	1,474
Howard County, Consolidated Public Improvement, Series 2011
B, GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	860	926
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/31 (Prerefunded 2/15/21) (1)	1,855	1,936
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/32 (Prerefunded 2/15/21) (1)	6,090	6,356
Howard County, Consolidated Public Improvement, Series A,
GO, 4.00%, 2/15/33 (Prerefunded 2/15/21) (1)	6,365	6,643
Howard County, Consolidated Public Improvement, Series B,
GO, 4.00%, 8/15/31 (Prerefunded 8/15/21) (1)	1,725	1,820
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 8/15/23	2,385	2,569
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 8/15/23 (Prerefunded 8/15/21) (1)	755	813
Howard County, Consolidated Public Improvement, Unrefunded
Balance, Series B, GO, 4.00%, 8/15/31	2,545	2,662
Howard County, Downtown Columbia Project, Series A, 4.00%,
2/15/28 (5)	500	520
Howard County, Downtown Columbia Project, Series A, 4.125%,
2/15/34 (5)	1,000	1,023
Howard County, Downtown Columbia Project, Series A, 4.375%,
2/15/39 (5)	1,000	1,028
Howard County, Downtown Columbia Project, Series A, 4.50%,
2/15/47 (5)	2,300	2,367
Howard County, Metropolitan Dist., Series E, GO, 5.00%,
2/15/29	3,440	4,362
Howard County, Metropolitan Dist., Series E, GO, 5.00%,
2/15/30	1,080	1,360
Howard County, Metropolitan Dist., Series E, GO, 5.00%,
2/15/31	780	976
Howard County, Metropolitan Dist., Series E, GO, 5.00%,
2/15/32	1,240	1,545
Howard County, Patuxent Square Apts, VRDN, 4.75%, 10/1/36
(Tender 4/1/29) (6)	2,375	2,464

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Howard County Housing Commission, Gateway Village Apts,
4.00%, 6/1/46	5,350	5,613
Howard County Housing Commission, Roger Carter
Recreational Center, 4.00%, 6/1/19	280	280
Howard County Housing Commission, Roger Carter
Recreational Center, 4.00%, 6/1/20	290	297
Howard County Housing Commission, Roger Carter
Recreational Center, 4.00%, 6/1/21	305	321
Howard County Housing Commission, Roger Carter
Recreational Center, 4.50%, 6/1/36	1,000	1,047
Howard County Housing Commission, Roger Carter
Recreational Center, 4.50%, 6/1/43	2,295	2,395
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/26	580	617
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/29	500	607
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/30	975	1,175
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/31	725	868
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/32	550	652
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/37	3,285	3,809
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/42	5,000	5,746
Howard County Housing Commission, Woodfield Oxford
Square Apts, 5.00%, 12/1/46	10,000	11,491
Maryland, Series A, GO, 4.00%, 3/1/27 (Prerefunded 3/1/22)
(1)	17,425	18,639
Maryland, Series B, GO, 5.00%, 8/1/19	5,015	5,044
Maryland, Series B, GO, 5.00%, 3/1/22	18,550	19,042
Maryland, Series C, GO, 5.00%, 8/1/20	22,440	23,373
Maryland, State & Local Facs. Loan, Series 2013-1A, GO,
4.00%, 3/1/26	4,000	4,173
Maryland CDA, Series A, 4.50%, 9/1/48	4,975	5,446
Maryland CDA, Glen Manor Apts, Series G, 4.70%, 1/1/31	4,950	5,293

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland CDA, Residential, Series A, 4.75%, 9/1/26	565	566
Maryland CDA, Residential, Series F, 5.00%, 7/1/48	1,385	1,479
Maryland DOT, 5.00%, 11/1/20	11,500	12,078
Maryland DOT COP, Maryland Aviation Administration, 5.00%,
5/1/20 (6)	1,315	1,356
Maryland DOT COP, Maryland Transit Administration, 5.00%,
10/15/23 (6)	1,035	1,083
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58	2,500	2,775
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/19	1,065	1,066
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/20	555	564
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/21	600	618
Maryland Economic Dev., Morgan State Univ. Project, 4.00%,
7/1/22	1,190	1,236
Maryland Economic Dev., Morgan State Univ. Project, 5.00%,
7/1/34	7,360	7,688
Maryland Economic Dev., Potomac Electric Power, PCR, 6.20%,
9/1/22	13,590	13,859
Maryland Economic Dev., Public Healthcare Laboratory, 4.00%,
6/1/29	6,565	6,874
Maryland Economic Dev., Public Healthcare Laboratory, 5.00%,
6/1/27	9,900	10,561
Maryland Economic Dev., Public Healthcare Laboratory, 5.00%,
6/1/28	11,710	12,490
Maryland Economic Dev., Purple Line Light Rail Project, Series
A, 5.00%, 3/31/24 (6)	17,370	18,652
Maryland Economic Dev., Purple Line Light Rail Project, Series
B, 5.00%, 9/30/26 (6)	3,435	3,677
Maryland Economic Dev., Purple Line Light Rail Project, Series
C, 5.00%, 3/31/25 (6)	3,435	3,686
Maryland Economic Dev., Purple Line Light Rail Project, Series
C, 5.00%, 9/30/25 (6)	3,435	3,685
Maryland Economic Dev., Purple Line Light Rail Project, Series
C, 5.00%, 3/31/26 (6)	3,435	3,681

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev., Purple Line Light Rail Project, Series
D, 5.00%, 3/31/26 (6)	500	582
Maryland Economic Dev., Purple Line Light Rail Project, Series
D, 5.00%, 9/30/26 (6)	100	117
Maryland Economic Dev., Purple Line Light Rail Project, Series
D, 5.00%, 9/30/27 (6)	450	525
Maryland Economic Dev., Purple Line Light Rail Project, Series
D, 5.00%, 9/30/28 (6)	2,090	2,428
Maryland Economic Dev., Purple Line Light Rail Project, Series
D, 5.00%, 3/31/29 (6)	3,445	3,992
Maryland Economic Dev., Purple Line Light Rail Project, Series
D, 5.00%, 9/30/29 (6)	1,000	1,156
Maryland Economic Dev., Purple Line Light Rail Project, Series
D, 5.00%, 3/31/36 (6)	4,620	5,178
Maryland Economic Dev., Purple Line Light Rail Project, Series
D, 5.00%, 3/31/41 (6)	7,540	8,347
Maryland Economic Dev., Purple Line Light Rail Project, Series
D, 5.00%, 3/31/51 (6)	20,630	22,742
Maryland Economic Dev., Salisbury Univ. Project, 4.00%,
6/1/19	330	330
Maryland Economic Dev., Salisbury Univ. Project, 4.00%,
6/1/21	385	397
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/22	325	349
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/30	400	421
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/34	1,000	1,062
Maryland Economic Dev., Terminal Project, Series 2019A,
5.00%, 6/1/44 (6)	3,950	4,631
Maryland Economic Dev., Terminal Project, Series 2019A,
5.00%, 6/1/49 (6)	13,250	15,437
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/19	250	250
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/22	600	633
Maryland Economic Dev., Towson Univ. Project, 4.00%, 7/1/24	365	395
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/25	400	461
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/28	175	207

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30	325	380
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/31	375	437
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/32	325	377
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/36	1,000	1,143
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/37	1,000	1,050
Maryland Economic Dev., Towson Univ. Project, Series 2012,
5.00%, 7/1/27	1,125	1,220
Maryland Economic Dev., Towson Univ. Project, Series 2012,
5.00%, 7/1/29	1,100	1,189
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/27	185	220
Maryland Economic Dev., Towson Univ. Project, Series 2017,
5.00%, 7/1/29	215	253
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22	1,000	1,089
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/24	1,445	1,650
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25	1,000	1,164
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29	500	610
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30	500	606
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31	2,000	2,399
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32	500	597
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35	4,285	5,069
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.375%, 6/1/25 (Prerefunded 6/1/20) (1)	3,845	3,993
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.75%, 6/1/35 (Prerefunded 6/1/20) (1)	7,155	7,457
Maryland Economic Dev., Transportation Fac. Project, Series B,
5.375%, 6/1/25 (Prerefunded 6/1/20) (1)	5,500	5,712
Maryland Economic Dev., Transportation Fac. Project, Series B,
5.75%, 6/1/35 (Prerefunded 6/1/20) (1)	4,450	4,638

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/22 (7)	500	537
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/23 (7)	480	525
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (7)	420	468
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/25 (7)	470	531
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/26 (7)	505	577
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/27 (7)	800	971
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/28 (7)	525	634
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/29 (7)	560	673
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/30 (7)	600	717
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 5.00%, 7/1/31 (7)	705	839
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/21 (7)	300	314
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/22 (7)	1,350	1,446
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/23 (7)	2,000	2,187
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/24 (7)	1,700	1,890
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/25 (7)	2,000	2,256
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (7)	1,815	2,071
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/27 (7)	1,850	2,242
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (7)	3,395	4,094
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (7)	3,100	3,720

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (7)	2,950	3,517
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/31 (7)	2,735	3,249
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/35 (7)	9,850	11,514
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/43 (7)	2,750	3,181
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/21	660	681
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/23	820	865
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25	600	642
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/26	585	656
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27	500	559
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/31	1,000	1,098
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/35	3,845	4,191
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/39	1,550	1,679
Maryland Economic Dev., Univ. Village at Sheppard Pratt
Student Housing, 4.00%, 7/1/23	910	953
Maryland Economic Dev., Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/19	750	752
Maryland Economic Dev., Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/20	785	808
Maryland Economic Dev., Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/21	825	871
Maryland Economic Dev., Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/22	870	939
Maryland Economic Dev., Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/27	1,600	1,716
Maryland Economic Dev., Univ. Village at Sheppard Pratt
Student Housing, 5.00%, 7/1/33	2,490	2,640

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. Village at Sheppard Pratt
Student Housing, Series B, 5.125%, 6/1/20 (4)	115	118
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	1,540	1,822
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	13,035	15,098
Maryland HHEFA, Adventist Healthcare, Series A, 6.125%,
1/1/36	2,200	2,412
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	2,725	3,020
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/33	2,200	2,408
Maryland HHEFA, Anne Arundel Health System, 4.00%, 7/1/34	3,700	3,821
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/21	800	855
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/22	1,500	1,651
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/23	850	937
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/25	1,000	1,101
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/26	1,345	1,480
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/27	1,230	1,351
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/29	845	1,021
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/31	3,000	3,583
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/32	1,500	1,784
Maryland HHEFA, Anne Arundel Health System, 5.00%, 7/1/39	5,595	6,223
Maryland HHEFA, Ascension Health, Series B, 5.00%, 11/15/51	12,695	13,599
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/26	770	906
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/29	1,000	1,167
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/31	500	577
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/32	500	575
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/38	2,730	3,094
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/43	2,500	2,820
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/48	5,000	5,628
Maryland HHEFA, Calvert Healthcare System, 5.00%, 7/1/38	500	547
Maryland HHEFA, Calvert Healthcare System, 5.25%, 7/1/33	8,870	9,875

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Carnegie Institution of Washington, 4.50%,
7/1/40	14,480	14,833
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/20	1,710	1,774
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/24	2,010	2,212
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/25	605	664
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/27	830	908
Maryland HHEFA, Carroll Hospital, Series A, 5.00%, 7/1/37	12,685	13,679
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (1)	10,000	10,730
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (1)	10,595	11,368
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/36	2,835	3,286
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/45	14,690	16,827
Maryland HHEFA, City Neighbors, Series A, 6.75%, 7/1/44	2,900	3,146
Maryland HHEFA, Edenwald Issue, Retirement Fac., 3.125%,
1/1/24	200	207
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/20	1,260	1,274
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/22	1,300	1,357
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/23	905	958
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.00%,
1/1/29	1,515	1,603
Maryland HHEFA, Edenwald Issue, Retirement Fac., 4.125%,
1/1/30	945	1,002
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/25	875	994
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/26	915	1,047
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/27	1,920	2,195
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/28	2,070	2,358

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.25%,
1/1/37	15,230	17,081
Maryland HHEFA, Frederick Memorial Hospital, Series A,
4.00%, 7/1/19	1,005	1,007
Maryland HHEFA, Frederick Memorial Hospital, Series A,
4.25%, 7/1/32	13,125	13,670
Maryland HHEFA, Frederick Memorial Hospital, Series A,
5.00%, 7/1/20	500	517
Maryland HHEFA, Frederick Memorial Hospital, Series A,
5.00%, 7/1/21	280	298
Maryland HHEFA, Goucher College, Series A, 4.00%, 7/1/21	970	1,014
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/27	1,280	1,397
Maryland HHEFA, Goucher College, Series A, 5.00%, 7/1/34	3,780	4,090
Maryland HHEFA, Greater Baltimore Medical Center, 5.50%,
7/1/31 (Prerefunded 7/1/21) (1)	315	340
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (5)	300	320
Maryland HHEFA, Green Street Academy, Series A, 5.125%,
7/1/37 (5)	1,265	1,306
Maryland HHEFA, Green Street Academy, Series A, 5.25%,
7/1/47 (5)	1,800	1,843
Maryland HHEFA, Green Street Academy, Series A, 5.375%,
7/1/52 (5)	1,530	1,573
Maryland HHEFA, Helix Health Issue, 5.00%, 7/1/27 (4)(8)	11,990	13,873
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/31	2,000	2,199
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/32	1,000	1,099
Maryland HHEFA, Johns Hopkins Health System, 5.00%, 7/1/33	1,365	1,499
Maryland HHEFA, Johns Hopkins Health System, 5.00%,
5/15/40 (Prerefunded 5/15/20) (1)	37,350	38,596
Maryland HHEFA, Johns Hopkins Hospital, Zero Coupon,
7/1/19	2,170	2,167
Maryland HHEFA, Johns Hopkins Medical Institution, 5.375%,
7/1/20 (8)	2,170	2,176
Maryland HHEFA, Johns Hopkins Medical Institution, 5.50%,
7/1/26 (8)	3,065	3,071
Maryland HHEFA, Johns Hopkins Medical Institution, Series B,
4.60%, 7/1/38 (8)	550	550

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Johns Hopkins Univ., Series A, 5.00%, 7/1/41	8,000	8,767
Maryland HHEFA, Johns Hopkins Univ., Series B, 4.25%, 7/1/41	5,475	5,887
Maryland HHEFA, Johns Hopkins Univ., Series B, 5.00%, 7/1/38	6,590	7,368
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/31	950	1,120
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/34	3,525	4,160
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/40	10,280	11,606
Maryland HHEFA, Lifebridge Health, 6.00%, 7/1/41
(Prerefunded 7/1/21) (1)	6,015	6,559
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%,
7/1/47	20,300	22,686
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/32	1,210	1,420
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/33	1,175	1,373
Maryland HHEFA, Lifebridge Health, Series 2016, 5.00%,
7/1/47	19,190	21,886
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/32	825	983
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/33	1,000	1,187
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/30	480	522
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/31	500	541
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/33	1,210	1,298
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/39	5,105	5,398
Maryland HHEFA, Loyola Univ., 4.00%, 10/1/45	7,330	7,731
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/27	435	504
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/28	500	579
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/32	595	681
Maryland HHEFA, Loyola Univ., 5.00%, 10/1/45	5,940	6,656
Maryland HHEFA, Loyola Univ., Series A, 4.00%, 10/1/27	1,000	1,063
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/29	1,995	2,184
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/30	1,345	1,471
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/31	2,050	2,241
Maryland HHEFA, Loyola Univ., Series A, 5.00%, 10/1/39	5,000	5,440

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/22	150	159
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/24	700	761
Maryland HHEFA, Maryland Institute College of Art, 4.00%,
6/1/42	2,165	2,248
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/21	860	911
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/22	1,025	1,114
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/24	250	284
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/26	225	265
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/27	850	996
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/30	725	841
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/31	680	782
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/32	250	286
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/33	300	343
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/35	275	312
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/42	2,000	2,236
Maryland HHEFA, Maryland Institute College of Art, 5.00%,
6/1/47	11,630	12,320
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/23	500	545
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/29	350	381
Maryland HHEFA, Maryland Institute College of Art, Series
2012, 5.00%, 6/1/34	1,005	1,077
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/23	250	278

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/25	100	116
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/28	650	760
Maryland HHEFA, Maryland Institute College of Art, Series
2016, 5.00%, 6/1/36	650	735
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/25	260	301
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/28	300	351
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/29	315	367
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/34	655	746
Maryland HHEFA, Maryland Institute College of Art, Series
2017, 5.00%, 6/1/36	575	650
Maryland HHEFA, Medlantic/Helix, Series A, 5.25%, 8/15/38 (7)	1,895	2,469
Maryland HHEFA, Medlantic/Helix, Series B, 5.25%, 8/15/38 (8)	14,420	18,612
Maryland HHEFA, Medstar Health, 5.00%, 8/15/31	5,000	5,732
Maryland HHEFA, Medstar Health, 5.00%, 8/15/38	800	903
Maryland HHEFA, Medstar Health, 5.00%, 8/15/42	11,565	13,010
Maryland HHEFA, Medstar Health, Series A, 4.00%, 5/15/47	7,840	8,371
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/38	1,895	2,091
Maryland HHEFA, Medstar Health, Series A, 5.00%, 8/15/41	7,275	8,001
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/42	3,375	3,921
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/45	50,925	59,061
Maryland HHEFA, Medstar Health, Series B, 4.00%, 8/15/38	265	279
Maryland HHEFA, Medstar Health, Series B, 5.00%, 8/15/38	9,545	10,586
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/24	1,615	1,757
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/25	2,795	3,039
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/26	1,910	2,074
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/27	1,400	1,518
Maryland HHEFA, Mercy Medical Center, 5.00%, 7/1/31	5,000	5,375
Maryland HHEFA, Mercy Medical Center, 6.00%, 7/1/25	1,450	1,572

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32	1,230	1,419
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33	1,000	1,149
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34	1,200	1,372
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36	1,500	1,703
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/38	6,345	7,156
Maryland HHEFA, Mercy Ridge, 4.50%, 7/1/35	1,000	1,001
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	1,030	1,195
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/34	1,000	1,135
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/40	23,405	26,326
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	10,500	11,745
Maryland HHEFA, Patterson Park Public Charter School, Series
A, 5.75%, 7/1/30	1,515	1,516
Maryland HHEFA, Patterson Park Public Charter School, Series
A, 6.00%, 7/1/40	1,500	1,501
Maryland HHEFA, Patterson Park Public Charter School, Series
A, 6.125%, 7/1/45	2,125	2,126
Maryland HHEFA, Pooled Loan Program, Series B, VRDN,
1.50%, 4/1/35	7,740	7,740
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/32	4,965	5,712
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/33	5,305	6,084
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/34	2,765	3,159
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/35	2,085	2,379
Maryland HHEFA, Univ. of Maryland Medical System, Series A,
5.00%, 7/1/43	21,445	23,113
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
7.00%, 7/1/22 (2)(4)	1,305	1,461
Maryland HHEFA, Univ. of Maryland Medical System, Series F,
4.75%, 7/1/23	1,000	1,002

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Univ. of Maryland Medical System, Series F,
5.25%, 7/1/21	2,925	2,934
Maryland HHEFA, Univ. of Maryland Medical System,
Unrefunded Balance, 5.00%, 7/1/20	250	251
Maryland HHEFA, Univ. of Maryland Medical System,
Unrefunded Balance, 5.00%, 7/1/29	2,275	2,280
Maryland HHEFA, Univ. of Maryland Medical System,
Unrefunded Balance, 5.00%, 7/1/34	640	641
Maryland HHEFA, Western Maryland Health System, 5.25%,
7/1/34	17,505	19,625
Maryland IDA, Bon Secours Health, 5.929%, 8/26/22 (7)	5,700	6,115
Maryland IDA, McDonogh School, 4.00%, 9/1/43	1,000	1,082
Maryland IDA, McDonogh School, 4.00%, 9/1/48	1,600	1,715
Maryland IDA, McDonogh School, Series A, 4.50%, 9/1/35	3,885	4,126
Maryland IDA, McDonogh School, Series A, 4.75%, 9/1/40	6,105	6,499
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/36	2,015	2,362
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46	48,750	56,272
Maryland Stadium Auth., Baseball Stadium, Series B, 5.00%,
12/15/19 (6)	1,000	1,019
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/35	6,000	7,255
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/37	5,250	6,302
Maryland Stadium Auth., Construction & Revitalization, 5.00%,
5/1/38	12,015	14,373
Maryland Stadium Auth., Construction & Revitalization, Series A,
5.00%, 5/1/36	2,205	2,658
Maryland Stadium Auth., Construction & Revitalization, Series A,
5.00%, 5/1/47	19,250	22,778
Maryland Transportation Auth., 4.00%, 7/1/26	2,340	2,516
Maryland Transportation Auth., Series A, 5.00%, 7/1/23	1,010	1,013
Maryland Transportation Auth., Baltimore/Washington
International Airport, 5.00%, 3/1/23	4,070	4,462
Maryland Transportation Auth., Baltimore/Washington
International Airport, 5.00%, 6/1/23 (6)	2,440	2,664

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Maryland Transportation Auth., Baltimore/Washington
International Airport, 5.00%, 6/1/24 (6)	2,560	2,808
Maryland Transportation Auth., Baltimore/Washington
International Airport, 5.00%, 3/1/25	4,500	4,923
Maryland Transportation Auth., Baltimore/Washington
International Airport, 5.00%, 6/1/25 (6)	2,690	2,936
Maryland Transportation Auth., Baltimore/Washington
International Airport, 5.00%, 6/1/26 (6)	2,820	3,068
Maryland Transportation Auth., Baltimore/Washington
International Airport, 5.00%, 3/1/27	8,470	9,247
Maryland Transportation Auth., Baltimore/Washington
International Airport, 5.00%, 6/1/27 (6)	2,965	3,216
Maryland Transportation Auth., Baltimore/Washington
International Airport, 5.00%, 6/1/28 (6)	3,110	3,372
Maryland Transportation Auth., Baltimore/Washington
International Airport, Series 2012A, 5.00%, 3/1/24	4,285	4,693
Maryland Transportation Auth., Baltimore/Washington
International Airport, Series 2012A, 5.00%, 3/1/26	8,055	8,803
Maryland Transportation Auth., Baltimore/Washington
International Airport, Series 2012B, 5.00%, 3/1/24 (6)	9,920	10,794
Maryland Transportation Auth., Baltimore/Washington
International Airport, Series 2012B, 5.00%, 3/1/26 (6)	7,615	8,269
Montgomery County, Consolidated Public Improvement, Series
A, GO, 4.00%, 11/1/31	10,000	11,092
Montgomery County, Consolidated Public Improvement, Series
E, GO, VRDN, 2.22%, 11/1/37	9,545	9,545
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48	3,500	3,683
Montgomery County, Trinity Healthcare Credit Group, 5.00%,
12/1/40	14,620	15,727
Montgomery County, Trinity Healthcare Credit Group, 5.00%,
12/1/44	22,250	25,242
Montgomery County, Trinity Healthcare Credit Group, Series
2016, 5.00%, 12/1/45	12,595	14,617
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/21	240	252
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/22	860	920

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/24	930	1,033
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/26	505	559
Montgomery County, West Germantown Dev. Dist., 4.00%,
7/1/27	1,000	1,100
Montgomery County Housing Opportunities Commission,
Series A, 4.00%, 7/1/46	7,185	7,460
Montgomery County Housing Opportunities Commission,
Series A, 4.70%, 7/1/37 (6)	3,000	3,009
Montgomery County Housing Opportunities Commission,
Series A, 5.65%, 11/1/33	7,345	7,361
Montgomery County Housing Opportunities Commission,
Series A, VRDN, 1.41%, 1/4/49	900	900
Montgomery County Housing Opportunities Commission,
Series C, VRDN, 1.41%, 7/1/36	1,680	1,680
Morgan State Univ., Academic & Auxiliary Fac., 4.00%, 7/1/19	500	501
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/21	650	695
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/23	600	661
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/24	630	693
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/26	1,355	1,484
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/27	750	820
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/28	575	628
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/30	645	704
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/31	455	496
Morgan State Univ., Academic & Auxiliary Fac., 5.00%, 7/1/32	450	490
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/20	11,475	11,931
Prince George's County, National Harbor Project, 5.20%, 7/1/34	5,476	5,496
Prince George's County, Westphalia Town Center Project, GO,
5.00%, 7/1/30 (5)	600	656
Prince George's County, Westphalia Town Center Project, GO,
5.125%, 7/1/39 (5)	1,350	1,439
Prince George's County, Westphalia Town Center Project, GO,
5.25%, 7/1/48 (5)	4,500	4,790

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/24	1,785	1,996
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/26	1,000	1,137
Rockville City, Ingelside at King Farm, Series A1, 5.00%,
11/1/37	2,990	3,257
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/23	750	826
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/25	500	567
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/26	500	569
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/28	1,000	1,128
Rockville City, Ingelside at King Farm, Series A2, 5.00%,
11/1/35	1,000	1,096
Rockville City, Ingelside at King Farm, Series B, 4.50%, 11/1/43	1,000	1,035
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/42	1,000	1,081
Rockville City, Ingelside at King Farm, Series B, 5.00%, 11/1/47	4,895	5,274
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/33	9,040	10,006
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
4.00%, 4/1/34	7,390	8,150
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/26 (Prerefunded 4/1/21) (1)	5,085	5,414
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/27 (Prerefunded 4/1/21) (1)	7,070	7,527
Univ. System of Maryland, Auxiliary Fac. & Tuition, Series A,
5.00%, 4/1/28 (Prerefunded 4/1/21) (1)	5,000	5,323
Washington Suburban Sanitary Dist., Series A, GO, VRDN,
1.38%, 6/1/23	800	800
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 4.00%, 6/1/36	10,000	11,274
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 4.00%, 6/1/40	4,155	4,472
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 4.00%, 6/1/41	5,000	5,374

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 4.00%, 6/1/42	4,980	5,347
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 4.00%, 6/1/43	4,020	4,307
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, GO, 4.00%, 6/1/44	4,100	4,391
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series, GO, 4.00%, 6/1/37	10,360	11,199
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series, GO, 4.00%, 6/1/39	11,105	11,968
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series, GO, 4.00%, 6/1/41	2,000	2,149
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series, GO, 4.00%, 6/1/44	7,000	7,497
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series, GO, 5.00%, 6/1/35	2,225	2,664
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series, GO, 5.00%, 6/1/38	12,585	14,957
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series 2014, GO, 4.00%, 6/1/42	2,000	2,148
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series 2014, GO, 4.00%, 6/1/43	4,450	4,768
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series 2016, GO, 4.00%, 6/1/42	6,545	7,140
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, 2nd Series 2016, GO, 4.00%, 6/1/43	10,000	10,876
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, Series 2018, GO, 4.00%, 6/1/41	14,845	16,486
Washington Suburban Sanitary Dist., Consolidated Public
Improvement, Series 2018, GO, 4.00%, 6/1/42	12,265	13,601
Westminster, Carroll Lutheran Village, 5.00%, 7/1/19	615	616
Westminster, Carroll Lutheran Village, 5.00%, 7/1/20	640	660
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,040	3,262
Westminster, Carroll Lutheran Village, 5.125%, 7/1/40	3,000	3,197
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	6,570	7,157
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24	1,050	1,112
.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34	2,600	2,796
Westminster, Lutheran Village at Millers Grant, Series A,
6.125%, 7/1/39	1,750	1,888
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44	1,430	1,551
		2,286,201

DISTRICT OF COLUMBIA 2.9%
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/37	1,500	1,798
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43	6,650	7,895
Washington Metropolitan Area Transit Auth., Series A, 5.125%,
7/1/32 (Prerefunded 7/1/19) (1)	3,750	3,760
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/1/29 (Prerefunded 7/1/19) (1)	2,515	2,522
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30	5,525	6,809
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31	7,800	9,555
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32	1,750	2,137
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32	2,975	3,633
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33	3,250	3,955
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34	2,275	2,759
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/36	6,800	8,185
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42	14,330	17,024
		70,032

PUERTO RICO 1.0%
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33	1,035	1,027
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.125%, 7/1/37	1,485	1,474

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	3,105	3,105
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/44	3,000	3,000
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42
(9)(10)	55	44
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27
(9)(10)	650	520
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30
(9)(10)	1,925	1,540
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27
(9)(10)	85	68
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27
(9)(10)	2,335	1,868
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28
(9)(10)	210	168
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20
(9)(10)	270	215
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24
(9)(10)	1,045	833
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25
(9)(10)	340	271
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26
(9)(10)	415	331
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27
(9)(10)	55	44
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/32
(9)(10)	170	136
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37
(9)(10)	780	622
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28
(9)(10)	45	36
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33
(9)(10)	260	208
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/51
(9)(10)	225	180
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27
(9)(10)	95	76
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40
(9)(10)	255	204

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36
(9)(10)	195	157
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/50
(9)(10)	65	51
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19
(9)(10)	1,110	885
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28
(9)(10)	90	72
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/50
(9)(10)	110	88
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19
(9)(10)	830	664
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23
(9)(10)	240	192
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24
(9)(10)	95	76
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26
(9)(10)	2,135	1,708
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58	2,310	2,296
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33	4,585	2,512
		24,671

VIRGIN ISLANDS 0.1%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	1,500	1,494
		1,494

Total Investments in Securities 99.0%
(Cost $2,284,611)		$2,382,398
Other Assets Less Liabilities 1.0%		23,945
Net Assets 100.0%		$2,406,343

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Financial Guaranty Insurance Company

.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

(4) Escrowed to maturity
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $16,865 and represents 0.7% of net assets.
(6) Interest subject to alternative minimum tax
(7) Insured by Assured Guaranty Municipal Corporation
(8) Insured by AMBAC Assurance Corporation
(9) Non-income producing
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.
.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Maryland Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.5%
NEW JERSEY 85.4%
Burlington County Bridge Commission, 4.00%, 10/1/29	1,470	1,669
Burlington County Bridge Commission, 5.00%, 10/1/23	1,200	1,376
Burlington County Bridge Commission, 5.00%, 10/1/24	1,000	1,144
Burlington County Bridge Commission, 5.00%, 10/1/25	585	668
Burlington County Bridge Commission, 5.00%, 10/1/27	1,000	1,217
Burlington County Bridge Commission, 5.00%, 10/1/28	1,280	1,554
Burlington County Bridge Commission, 5.00%, 4/15/29	500	634
Burlington County Bridge Commission, 5.00%, 4/15/30	1,085	1,366
Burlington County Bridge Commission, 5.00%, 4/15/31	1,000	1,251
Burlington County Bridge Commission, Gov't Loan Program,
Series A, 5.00%, 12/1/24	700	782
Burlington County Bridge Commission, Gov't Loan Program,
Series A, 5.00%, 12/1/29	300	334
Burlington County Bridge Commission, The Evergreens,
5.625%, 1/1/38	2,550	2,550
Cape May, PCR, Atlantic City Electric, Series A, 6.80%,
3/1/21 (1)	1,520	1,650
Essex County Improvement Auth., PJ Consolidation, 5.50%,
10/1/27 (1)	2,205	2,866
Essex County Utilities Auth., Solid Waste, 5.00%, 4/1/20 (2)	1,000	1,002
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2)	5,600	7,033
Garden State Preservation Trust, Space & Farmland, Series C,
5.25%, 11/1/21 (2)	1,400	1,515
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/37	510	577
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/38	500	564
Gloucester County Improvement Auth., Rowan Univ., 4.00%,
7/1/39	450	507
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/28 (2)	1,750	2,122

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Gloucester County Improvement Auth., Rowan Univ., Series A,
5.00%, 11/1/29 (2)	1,285	1,550
Hudson County Improvement Auth., 830 Bergen Ave., 5.00%,
11/15/31	1,260	1,358
Hudson County Improvement Auth., Solid Waste, Series A,
5.75%, 1/1/35	2,000	2,048
Hudson County Improvement Auth., Vocational Technical
Schools, 5.25%, 5/1/51	7,000	8,176
Mercer County, GO, 5.00%, 5/1/28	4,250	4,523
Middlesex County, Civic Square IV Redev. , COP, 5.00%,
10/15/31	3,665	4,419
Monmouth County Improvement Auth., Atlantic Highlands,
4.75%, 2/1/30 (Prerefunded 2/1/20) (3)	570	583
Monmouth County Improvement Auth., Gov't Pooled Loan,
4.00%, 12/1/31	500	554
Monmouth County Improvement Auth., Gov't Pooled Loan,
4.00%, 12/1/32	500	552
Monmouth County Improvement Auth., Gov't Pooled Loan,
5.00%, 12/1/29	400	471
Monmouth County Improvement Auth., Gov't Pooled Loan,
5.00%, 12/1/30	280	329
Monmouth County Improvement Auth., Gov't Pooled Loan,
5.00%, 1/15/31 (Prerefunded 1/15/21) (3)	770	814
Monmouth County Improvement Auth., Gov't Pooled Loan,
5.00%, 1/15/31	230	242
Monmouth County Improvement Auth., Gov't Pooled Loan,
Series B, GO, 5.00%, 7/15/35	1,250	1,498
Monmouth County Improvement Auth., Gov't Pooled Loan,
Series B, GO, 5.00%, 7/15/36	1,000	1,196
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/24	800	922
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/26	1,650	1,885
Monroe Township Board of Ed., Gloucester County, GO, 5.00%,
3/1/27	1,785	2,037
New Brunswick Parking Auth., 5.00%, 9/1/26 (4)	320	381
New Brunswick Parking Auth., 5.00%, 9/1/27 (4)	375	445

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Brunswick Parking Auth., 5.00%, 9/1/28 (4)	605	715
New Jersey Economic Dev. Auth., Series A, 4.00%, 7/1/32	4,000	4,247
New Jersey Economic Dev. Auth., Series A, 5.00%, 7/1/33	1,000	1,144
New Jersey Economic Dev. Auth., Cigarette Tax, 5.00%,
6/15/20	3,000	3,096
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49	4,000	4,442
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/39 (2)(5)	940	1,051
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/24 (5)	850	962
New Jersey Economic Dev. Auth., Goethals Bridge, 5.00%,
1/1/31 (2)(5)	1,500	1,674
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (5)	2,035	2,285
New Jersey Economic Dev. Auth., Goethals Bridge, 5.25%,
1/1/25 (5)	200	229
New Jersey Economic Dev. Auth., Goethals Bridge, 5.375%,
1/1/43 (5)	6,175	6,907
New Jersey Economic Dev. Auth., Gov't Building, Series A,
5.00%, 6/15/42	2,000	2,251
New Jersey Economic Dev. Auth., Kapkowski Road Landfill,
5.75%, 10/1/21	135	141
New Jersey Economic Dev. Auth., Lions Gate, 4.00%, 1/1/20	200	201
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29	910	947
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44	2,470	2,552
New Jersey Economic Dev. Auth., Middlesex Water, Series A,
PCR, 5.00%, 10/1/23	1,210	1,375
New Jersey Economic Dev. Auth., Middlesex Water, Series C,
PCR, 4.25%, 10/1/47 (5)	1,500	1,552
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Series A, 5.25%, 7/1/26 (1)(6)	190	237
New Jersey Economic Dev. Auth., Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (1)	810	963
New Jersey Economic Dev. Auth., MSU Student Housing, Series
A, 5.875%, 6/1/42 (Prerefunded 6/1/20) (3)	1,250	1,305

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Natural Gas, 2.45%, 4/1/59
(Tender 4/1/26) (5)	1,500	1,524
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/37 (5)	2,075	2,308
New Jersey Economic Dev. Auth., Port Newark Container
Terminal, 5.00%, 10/1/47 (5)	3,075	3,396
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (2)	1,000	1,163
New Jersey Economic Dev. Auth., Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (2)	3,250	3,743
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties LLC, Series A, 5.00%, 1/1/48	2,905	3,103
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/35	1,000	1,136
New Jersey Economic Dev. Auth., School Fac. Construction,
Series DDD, 5.00%, 6/15/42	2,250	2,517
New Jersey Economic Dev. Auth., School Fac. Construction,
Series GG, 5.25%, 9/1/26	1,170	1,233
New Jersey Economic Dev. Auth., Seeing Eye, 5.00%, 6/1/32
(Prerefunded 6/1/22) (3)	3,760	4,142
New Jersey Economic Dev. Auth., Seeing Eye 2017 Project,
5.00%, 6/1/32	2,250	2,717
New Jersey Economic Dev. Auth., UMM Energy Partners, Series
A, 5.00%, 6/15/37 (5)	1,645	1,746
New Jersey Economic Dev. Auth., UMM Energy Partners, Series
A, 5.125%, 6/15/43 (5)	3,250	3,453
New Jersey Economic Dev. Auth., United Methodist Homes,
5.00%, 7/1/34	2,000	2,092
New Jersey Economic Dev. Auth., United Methodist Homes,
Series A, 5.00%, 7/1/29	1,500	1,607
New Jersey Economic Dev. Auth., United/Continental Airline,
PCR, 5.125%, 9/15/23 (5)	1,000	1,080
New Jersey Economic Dev. Auth., United/Continental Airlines,
Series B, PCR, 5.625%, 11/15/30 (5)	1,000	1,147
New Jersey EFA, College of New Jersey, Series F, 4.00%,
7/1/35	1,000	1,086
New Jersey EFA, College of New Jersey, Series G, 5.00%,
7/1/30	3,180	3,691

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey EFA, Higher Ed. Fac. Trust Fund, 5.00%, 6/15/26	2,230	2,493
New Jersey EFA, Institute of Technology, Series H, 5.00%,
7/1/31	2,630	2,715
New Jersey EFA, Kean Univ., Series A, 5.50%, 9/1/36
(Prerefunded 9/1/19) (3)	5,025	5,075
New Jersey EFA, Kean Univ., Series H, 5.00%, 7/1/28 (2)	2,000	2,344
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/32	2,510	2,859
New Jersey EFA, Montclair State Univ., Series A, 5.00%, 7/1/39	3,275	3,681
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/34	2,090	2,418
New Jersey EFA, Montclair State Univ., Series D, 5.00%, 7/1/36	1,000	1,152
New Jersey EFA, Princeton Univ., Series A, 4.00%, 7/1/28	2,000	2,237
New Jersey EFA, Princeton Univ., Series A, 5.00%, 7/1/26	3,500	4,345
New Jersey EFA, Princeton Univ., Series C, 5.00%, 7/1/29	500	630
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/26 (2)	1,250	1,523
New Jersey EFA, Rowan Univ., Series C, 5.00%, 7/1/27 (2)	2,000	2,426
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/33	500	557
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/38	500	555
New Jersey EFA, Seton Hall Univ., Series D, 5.00%, 7/1/42	3,500	4,060
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35	1,000	1,186
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36	1,640	1,939
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37	2,000	2,358
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47	1,600	1,859
New Jersey EFA, Stockton Univ., Series A, 5.00%, 7/1/35 (2)	2,000	2,334
New Jersey EFA, Univ. of Medical & Dentistry, Series B, 7.50%,
12/1/32 (Prerefunded 6/1/19) (3)	2,150	2,150
New Jersey HCFFA, AHS Hosp., 4.00%, 7/1/41	2,000	2,133
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/23	2,750	3,123
New Jersey HCFFA, AHS Hosp., 6.00%, 7/1/37 (Prerefunded
7/1/21) (3)	1,000	1,093
New Jersey HCFFA, AHS Hosp., Series A, 5.00%, 7/1/27	110	110

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26	1,000	1,070
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	2,500	2,745
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44	1,585	1,801
New Jersey HCFFA, Barnabas Health, Series A, 5.625%, 7/1/32
(Prerefunded 7/1/21) (3)	3,000	3,252
New Jersey HCFFA, Catholic Health East, 4.75%, 11/15/29	4,110	4,289
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32	1,250	1,515
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	3,665	4,327
New Jersey HCFFA, Hackensack Univ. Medical Center, 5.00%,
1/1/34 (Prerefunded 1/1/20) (3)	2,700	2,755
New Jersey HCFFA, Holy Name Medical Center, 5.00%, 7/1/25	3,315	3,426
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45	2,600	2,847
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33	2,360	2,772
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34	1,365	1,596
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42	5,000	5,824
New Jersey HCFFA, Kennedy Health System, 5.00%, 7/1/31
(Prerefunded 7/1/22) (3)	2,000	2,209
New Jersey HCFFA, Kennedy Health System, 5.00%, 7/1/37
(Prerefunded 7/1/22) (3)	1,025	1,132
New Jersey HCFFA, Kennedy Health System, 5.00%, 7/1/42
(Prerefunded 7/1/22) (3)	2,500	2,761
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/25	1,000	1,101
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/26	2,105	2,315
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/27	2,000	2,196
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/32	3,000	3,352
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28	1,720	2,089

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39	4,500	5,265
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., 5.00%,
7/1/31 (Prerefunded 1/1/20) (3)	5,400	5,509
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., 5.00%,
7/1/39	1,500	1,707
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp., 5.00%,
7/1/43	3,650	4,151
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29	1,500	1,808
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43	600	697
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/31	2,200	2,513
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41	3,000	3,323
New Jersey HCFFA, Saint Luke's Warren Hosp., 5.00%, 8/15/34	2,290	2,509
New Jersey HCFFA, Univ. Hosp., Series A, 5.00%, 7/1/46 (2)	3,500	3,917
New Jersey HCFFA, Virtua Health, 5.00%, 7/1/29	1,000	1,140
New Jersey HCFFA, Virtua Health, 5.75%, 7/1/33	2,755	2,764
New Jersey HCFFA, Virtua Health, Series B, VRDN, 2.10%,
7/1/43	1,050	1,050
New Jersey HCFFA, Virtua Health, Series C, VRDN, 2.05%,
7/1/43	200	200
New Jersey Higher Ed. Student Assistance Auth., Series 1,
5.00%, 12/1/21 (5)	1,555	1,672
New Jersey Higher Ed. Student Assistance Auth., Series 1A,
5.00%, 12/1/26 (5)	1,500	1,751
New Jersey Higher Ed. Student Assistance Auth., Series 1B,
4.75%, 12/1/43 (5)	1,000	1,064
New Jersey Higher Ed. Student Assistance Auth., Series A,
5.625%, 6/1/30	2,000	2,002
New Jersey Higher Ed. Student Assistance Auth., Series B,
5.00%, 12/1/25 (5)	1,000	1,173
New Jersey Higher Ed. Student Assistance Auth., Series B,
5.00%, 12/1/26 (5)	500	596

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Housing & Mortgage Fin. Agency, Camden
Townhouses Project, Series F-R, VRDN, 1.90%, 2/1/20 (Tender
8/1/19)	740	740
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40	3,500	4,017
New Jersey Institute of Technology, Series A, 5.00%, 7/1/42
(Prerefunded 7/1/22) (3)	1,530	1,695
New Jersey Institute of Technology, Unrefunded Balance,
Series A, 5.00%, 7/1/42	3,470	3,747
New Jersey Sports & Exposition Auth., Series A, 5.00%, 9/1/24	2,000	2,261
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/43	4,850	5,635
New Jersey Transportation Trust Fund Auth., Series A, 5.50%,
6/15/41	4,015	4,245
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/45	2,205	2,415
New Jersey Transportation Trust Fund Auth., Series B, 5.50%,
6/15/31	7,000	7,471
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31	3,500	4,024
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A1, 5.00%, 6/15/29	2,500	2,904
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/35	2,000	2,380
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/31
(Prerefunded 1/1/22) (3)	2,000	2,181
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/43
(Prerefunded 7/1/22) (3)	3,765	4,170
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/43	2,235	2,438
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/48	7,500	8,999
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/40	1,000	1,195
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/30	500	620
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/31	1,000	1,233
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32	1,500	1,842
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/33	500	612
New Jersey Turnpike Auth., Series I, 5.00%, 1/1/35
(Prerefunded 1/1/20) (3)	2,650	2,705
Newark Housing Auth., South Ward Police, 6.75%, 12/1/38
(Prerefunded 12/1/19) (2)(3)	1,000	1,026

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
North Hudson Sewer Auth., Series A, COP, 5.00%, 6/1/42
(Prerefunded 6/1/22) (3)	225	249
North Hudson Sewer Auth., Series A, COP, 5.00%, 6/1/42	3,775	4,081
North Hudson Sewer Auth., Series A, Zero Coupon,
8/1/20 (1)(6)	2,350	2,307
Passaic County Improvement Auth., 200 Hosp. Plaza, 5.00%,
5/1/42 (Prerefunded 5/1/20) (3)	2,175	2,246
Rutgers Univ., Series L, 5.00%, 5/1/38	2,500	2,781
Rutgers Univ., Series L, 5.00%, 5/1/43	2,000	2,221
Rutgers Univ., Series M, 5.00%, 5/1/34	1,600	1,891
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
Series A, PCR, 4.875%, 6/1/29	2,500	2,555
South Brunswick Township Board of Ed., GO, 5.00%, 8/1/27	750	860
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (5)	3,925	4,396
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24	370	421
Tobacco Settlement Fin., Series A, 5.00%, 6/1/37	2,500	2,877
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46	600	684
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/28	500	583
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/29	400	467
Verona New Jersey Board of Ed., GO, 5.00%, 3/1/31	435	504
		402,742

NEW YORK 5.9%
Port Auth. of New York & New Jersey, 5.00%, 10/1/33 (5)	1,675	1,813
Port Auth. of New York & New Jersey, JFK Int'l Air Terminal,
6.50%, 12/1/28	1,000	1,044
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/30 (5)	1,000	1,087
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (5)	2,000	2,163
Port Auth. of New York & New Jersey, Series 177, 5.00%,
7/15/25 (5)	2,000	2,237
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/43 (5)	3,990	4,441

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/32 (5)	1,700	1,944
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/44 (5)	2,380	2,680
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56	2,500	2,967
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (5)	5,000	5,999
Port Auth. of New York & New Jersey, Series 93, 6.125%,
6/1/94	1,000	1,202
		27,577

PENNSYLVANIA 4.2%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29	400	472
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/30	700	822
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42	2,050	2,422
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/22	1,000	1,101
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/23	1,000	1,104
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/24	1,000	1,103
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/25	1,000	1,101
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/26	500	549
Delaware River Port Auth., 5.00%, 1/1/40	4,000	4,490
Delaware River Port Auth., Series A, 5.00%, 1/1/34	2,000	2,476
Delaware River Port Auth., Series A, 5.00%, 1/1/40	1,750	2,131
Delaware River Port Auth., Series D, 5.00%, 1/1/40
(Prerefunded 1/1/20) (3)	2,095	2,138
		19,909

DELAWARE 1.4%
Delaware River & Bay Auth., Series A, 5.00%, 1/1/44	2,000	2,229

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Delaware River & Bay Auth., Series C, 5.00%, 1/1/28	4,000	4,583
		6,812

PUERTO RICO 1.0%
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (7)(8)	10	8
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (7)(8)	20	16
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (7)(8)	460	368
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (7)(8)	40	32
Puerto Rico Electric Power Auth., Series TT, 5.00%,
7/1/20 (7)(8)	50	40
Puerto Rico Electric Power Auth., Series TT, 5.00%,
7/1/25 (7)(8)	65	52
Puerto Rico Electric Power Auth., Series TT, 5.00%,
7/1/26 (7)(8)	80	64
Puerto Rico Electric Power Auth., Series TT, 5.00%,
7/1/27 (7)(8)	10	8
Puerto Rico Electric Power Auth., Series TT, 5.00%,
7/1/32 (7)(8)	35	28
Puerto Rico Electric Power Auth., Series TT, 5.00%,
7/1/37 (7)(8)	605	482
Puerto Rico Electric Power Auth., Series WW, 5.00%,
7/1/28 (7)(8)	10	8
Puerto Rico Electric Power Auth., Series WW, 5.25%,
7/1/33 (7)(8)	55	44
Puerto Rico Electric Power Auth., Series WW, 5.50%,
7/1/18 (7)(8)	45	36
Puerto Rico Electric Power Auth., Series XX, 5.25%,
7/1/27 (7)(8)	20	16
Puerto Rico Electric Power Auth., Series XX, 5.25%,
7/1/40 (7)(8)	50	40
Puerto Rico Electric Power Auth., Series XX, 5.75%,
7/1/36 (7)(8)	35	28
Puerto Rico Electric Power Auth., Series ZZ, 3.70%,
7/1/17 (7)(8)	10	8

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%,
7/1/28 (7)(8)	15	12
Puerto Rico Electric Power Auth., Series ZZ, 5.00%,
7/1/17 (7)(8)	20	16
Puerto Rico Electric Power Auth., Series ZZ, 5.25%,
7/1/19 (7)(8)	165	132
Puerto Rico Electric Power Auth., Series ZZ, 5.25%,
7/1/23 (7)(8)	45	36
Puerto Rico Electric Power Auth., Series ZZ, 5.25%,
7/1/24 (7)(8)	20	16
Puerto Rico Electric Power Auth., Series ZZ, 5.25%,
7/1/26 (7)(8)	425	340
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/27	3,000	2,274
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/33	915	501
		4,605

VIRGIN ISLANDS 0.3%
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	600	598
Virgin Islands PFA, Series A-1, 5.00%, 10/1/39	1,000	986
		1,584

GUAM 0.3%
Guam Gov't. Obligation, Section 30, Series A, 5.75%, 12/1/34
(Prerefunded 12/1/19) (3)	1,500	1,532
		1,532

Total Investments in Securities 98.5%
(Cost $442,621)		$464,761
Other Assets Less Liabilities 1.5%		6,915
Net Assets 100.0%		$471,676

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by National Public Finance Guarantee Corporation
(2) Insured by Assured Guaranty Municipal Corporation
(3) Prerefunded date is used in determining portfolio maturity.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

(4) Insured by Build America Mutual Assurance Company
(5) Interest subject to alternative minimum tax
(6) Escrowed to maturity
(7) Non-income producing
(8) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
COP Certificate of Participation
EFA Educational Facility Authority
GO General Obligation
HCFFA Health Care Facilities Financing Authority
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy ; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.1%
NEW YORK 98.4%
Albany County Airport Auth., Series A, 5.00%, 12/15/26 (1)	2,300	2,379
Albany Municipal Water Fin. Auth., Series A, 5.00%, 12/1/33	420	454
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/31 (1)	750	831
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/33 (1)	650	718
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/34 (1)	500	549
Brooklyn Arena Local Dev., Series A, 4.00%, 7/15/35 (1)	500	547
Brooklyn Arena Local Dev., Series A, 5.00%, 7/15/42	2,200	2,495
Buffalo & Erie County Ind. Land Dev., 5.375%, 10/1/41	2,040	2,176
Buffalo & Erie County Ind. Land Dev., 5.75%, 10/1/26	1,075	1,164
Buffalo & Erie County Ind. Land Dev., 6.00%, 10/1/31	1,025	1,105
Buffalo & Erie County Ind. Land Dev., Hosp. Revenue, 5.00%,
7/1/40	2,000	2,275
Buffalo & Erie County Ind. Land Dev., Hosp. Revenue, 5.25%,
7/1/35	530	617
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/43 (1)	600	702
Buffalo Municipal Water Fin. Auth., Series A, 5.00%, 7/1/48 (1)	1,700	1,981
Build New York City Resource, Inwood Academy, Series A,
5.125%, 5/1/38 (2)	600	628
Build New York City Resource, Inwood Academy, Series A,
5.50%, 5/1/48 (2)	650	693
Build New York City Resource, Pratt Paper, 3.75%, 1/1/20 (2)(3)	195	196
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (2)(3)	1,000	1,099
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35 (2)(3)	1,500	1,636
Build New York City Resource, YMCA of Greater New York,
5.00%, 8/1/32	1,000	1,076
Build New York City Resource, YMCA of Greater New York,
5.00%, 8/1/42	2,000	2,141
Chautauqua County IDA, Dunkirk Power, NRG Energy, IDRB,
5.875%, 4/1/42	1,800	1,841
Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/40	1,000	1,218

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/41	2,725	3,160

Dormitory Auth. of the State of New York, Series A, 5.00%,
7/1/48	900	1,086

Dormitory Auth. of the State of New York, Brooklyn Law School,
5.75%, 7/1/33 (Prerefunded 7/1/19) (4)	1,000	1,003

Dormitory Auth. of the State of New York, Catholic Health Sys,
Series A, 4.00%, 7/1/40	650	702

Dormitory Auth. of the State of New York, Catholic Health Sys,
Series A, 5.00%, 7/1/41	1,100	1,318

Dormitory Auth. of the State of New York, Columbia Univ.,
Series B, 5.00%, 10/1/38	1,325	1,634

Dormitory Auth. of the State of New York, Consolidated Service
Contract, Series A, 5.00%, 7/1/24	1,950	1,955

Dormitory Auth. of the State of New York, Convent Sacred
Heart, 5.625%, 11/1/35 (1)	750	805

Dormitory Auth. of the State of New York, Cornell Univ., Series
A, 5.00%, 7/1/26 (Prerefunded 7/1/19) (4)	2,000	2,005

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/20	350	362

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/21	140	149

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/28	500	547

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/34	360	390

Dormitory Auth. of the State of New York, Culinary Institute of
America, 5.00%, 7/1/42	450	484

Dormitory Auth. of the State of New York, Culinary Institute of
America, 6.00%, 7/1/38	200	208

Dormitory Auth. of the State of New York, Fordham Univ.,
5.00%, 7/1/44	2,055	2,303

Dormitory Auth. of the State of New York, Manhattan
Marymount College, 5.25%, 7/1/29	1,250	1,253

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, 5.00%, 7/1/41	3,000	3,234

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, 5.00%, 7/1/42	2,970	3,507

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Dormitory Auth. of the State of New York, Memorial Sloan-
Kettering Cancer Center, Series 1, 5.00%, 7/1/23	1,250	1,367

Dormitory Auth. of the State of New York, Montefiore Obligation
Group, Series A, 5.00%, 8/1/34	2,000	2,395

Dormitory Auth. of the State of New York, Mount Sinai Hosp.,
Series A, 5.00%, 7/1/22	1,000	1,038

Dormitory Auth. of the State of New York, Mount Sinai Hosp.,
Series A, 5.00%, 7/1/26	4,500	4,661

Dormitory Auth. of the State of New York, Mount Sinai School of
Medicine, Series A, 5.15%, 7/1/24 (5)	1,160	1,312

Dormitory Auth. of the State of New York, New York Univ.,
Series A, 4.00%, 7/1/41	1,500	1,634

Dormitory Auth. of the State of New York, New York Univ.,
Series A, 5.00%, 7/1/38	2,000	2,420

Dormitory Auth. of the State of New York, New York Univ.,
Series A, 5.00%, 7/1/39	2,230	2,649

Dormitory Auth. of the State of New York, New York Univ. Hosp.
Center, Series A, 5.75%, 7/1/31 (Prerefunded 7/1/20) (4)	2,000	2,094

Dormitory Auth. of the State of New York, North Shore-Long
Island Jewish Obligated Group, Series A, 5.00%, 5/1/36	2,000	2,283

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/31 (2)	1,000	1,170

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/33 (2)	1,000	1,163

Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/37 (2)	2,000	2,294

Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/38	500	535

Dormitory Auth. of the State of New York, Pratt Institute, 5.00%,
7/1/46	1,000	1,150

Dormitory Auth. of the State of New York, Rochester Institute of
Technology, 5.00%, 7/1/25	1,025	1,062

Dormitory Auth. of the State of New York, Rochester Institute of
Technology, 5.00%, 7/1/40	1,870	1,934

Dormitory Auth. of the State of New York, Rochester Institute of
Technology, 5.00%, 7/1/42	1,000	1,085

Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 5.00%, 7/1/27	1,000	1,003

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Dormitory Auth. of the State of New York, Rockefeller Univ.,
Series A, 5.00%, 7/1/37	1,360	1,496

Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/25 (Prerefunded 10/1/21) (4)	2,830	3,068

Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/26 (Prerefunded 10/1/21) (4)	2,465	2,672

Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/33 (6)	3,375	4,129

Dormitory Auth. of the State of New York, School Dist., Series A,
5.00%, 10/1/34 (6)	2,800	3,412

Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/25	170	183

Dormitory Auth. of the State of New York, School Dist.,
Unrefunded Balance, Series A, 5.00%, 10/1/26	35	38

Dormitory Auth. of the State of New York, St. John's Univ.,
Series A, 5.00%, 7/1/27 (Prerefunded 7/1/22) (4)	1,500	1,664

Dormitory Auth. of the State of New York, St. John's Univ.,
Series A, 5.00%, 7/1/44	2,310	2,543

Dormitory Auth. of the State of New York, St. John's Univ.,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (4)	1,195	1,327

Dormitory Auth. of the State of New York, St. John's Univ.,
Series B, 5.00%, 7/1/30 (Prerefunded 7/1/22) (4)	5	6

Dormitory Auth. of the State of New York, St. John's Univ.,
Series C, 5.25%, 7/1/25 (5)	2,000	2,410

Dormitory Auth. of the State of New York, St. John's Univ.,
Unrefunded Balance, Series B, 5.00%, 7/1/30	1,300	1,429

Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series A, 5.00%, 6/15/31	3,805	4,253

Dormitory Auth. of the State of New York, State Income Tax
Revenue, Series C, 5.00%, 3/15/41	3,000	3,172

Dormitory Auth. of the State of New York, State Univ., 5.00%,
5/15/27	1,000	1,097

Dormitory Auth. of the State of New York, State Univ., 5.00%,
5/15/30	1,500	1,643

Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/42	980	1,161

Dormitory Auth. of the State of New York, State Univ., Series A,
5.00%, 7/1/46	2,020	2,385

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, State Univ., Series B,
5.00%, 7/1/45	3,000	3,444
Dormitory Auth. of the State of New York, Teachers College,
5.00%, 7/1/42	5,000	5,446
Dormitory Auth. of the State of New York, Teachers College,
Series A, 5.00%, 7/1/31	1,000	1,096
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/40	1,000	1,134
Dormitory Auth. of the State of New York, The New School,
Series A, 5.00%, 7/1/41	2,420	2,807
Dormitory Auth. of the State of New York, Touro College &
Univ., 5.00%, 1/1/47	4,250	4,752
Dormitory Auth. of the State of New York, Univ. of Rochester,
Series B, 5.00%, 7/1/27 (Prerefunded 7/1/19) (4)	790	792
Dormitory Auth. of the State of New York, Univ. of Rochester,
Unrefunded Balance, Series A, STEP, 5.75%, 7/1/39	265	266
Dormitory Auth. of the State of New York, Univ. of Rochester,
Unrefunded Balance, Series B, 5.00%, 7/1/27	125	125
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/31	460	556
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/36	860	1,020
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/41	200	227
Dutchess County Local Dev., Culinary Institute of America,
5.00%, 7/1/46	300	340
East Rochester Housing Auth., St. John's Healthcare, Series A,
5.00%, 4/20/27	2,420	2,529
Erie County IDA, School Fac., 5.00%, 5/1/25	4,500	4,948
Glen Cove Local Economic Assistance, Garvies Point, Series C,
STEP, 0.00%, 1/1/55	3,700	3,375
Haverstraw-Stony Point Central School Dist., GO, 5.00%,
10/15/34 (1)	500	566
Haverstraw-Stony Point Central School Dist., GO, 5.00%,
10/15/35 (1)	500	565
Haverstraw-Stony Point Central School Dist., GO, 5.00%,
10/15/36 (1)	460	519

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/27	500	582
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
2/1/34	350	425
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/34	300	343
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
10/1/35	325	371
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., 5.00%,
9/1/38	2,000	2,223
Hempstead Town Local Dev., Adelphi Univ. Civic Fac., Series B,
5.25%, 2/1/39	450	450
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/39	1,000	1,097
Hempstead Town Local Dev., Molloy College, 5.00%, 7/1/44	1,000	1,093
Hudson Yards Infrastructure, 5.25%, 2/15/47 (Prerefunded
2/15/21) (4)	110	117
Hudson Yards Infrastructure, 5.75%, 2/15/47 (Prerefunded
2/15/21) (4)	3,100	3,330
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45	2,800	3,301
Hudson Yards Infrastructure, Unrefunded Balance, 5.25%,
2/15/47	2,360	2,500
Hudson Yards Infrastructure, Unrefunded Balance, 5.75%,
2/15/47	3,900	4,163
Long Island Power Auth., Electric, Zero Coupon, 6/1/21 (1)	2,000	1,935
Long Island Power Auth., Electric, 5.00%, 9/1/35	2,450	3,013
Long Island Power Auth., Electric, 5.00%, 9/1/37	1,190	1,451
Long Island Power Auth., Electric, 5.00%, 9/1/39	2,275	2,761
Long Island Power Auth., Electric, 5.00%, 9/1/42	1,000	1,189
Long Island Power Auth., Electric, 5.00%, 9/1/47	2,500	2,957
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/34	2,675	3,057
Long Island Power Auth., Electric, Series A, 5.00%, 9/1/44	4,000	4,509
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/36	940	1,090
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/37	1,100	1,267
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/41	1,500	1,756
Long Island Power Auth., Electric, Series B, 5.00%, 9/1/45	1,050	1,202

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Madison County Capital Resource, Colgate Univ., Series A,
5.00%, 7/1/33	750	836
Madison County Capital Resource, Colgate Univ., Series B,
5.00%, 7/1/43	2,500	2,871
Metropolitan Transportation Auth., Series A, 5.00%, 11/15/38	3,500	3,851
Metropolitan Transportation Auth., Series A, 5.50%, 11/15/19
(5)	1,000	1,018
Metropolitan Transportation Auth., Series B, 5.25%, 11/15/26
(1)	3,000	3,746
Metropolitan Transportation Auth., Series C-1, 5.25%, 11/15/56	2,000	2,340
Metropolitan Transportation Auth., Series D, 5.00%, 11/15/30
(Prerefunded 11/15/21) (4)	3,500	3,814
Metropolitan Transportation Auth., Dedicated Tax Fund, Series
A, 5.25%, 11/15/35	7,905	9,672
Metropolitan Transportation Auth., Green Bonds, Series A-1,
5.25%, 11/15/56	6,000	6,957
Metropolitan Transportation Auth., Green Bonds, Series A-2,
5.00%, 11/15/45	3,000	3,576
Metropolitan Transportation Auth., Hudson Rail Yards Trust,
Series A, 5.00%, 11/15/46	1,795	1,821
Monroe County, GO, 5.00%, 6/1/28	600	731
Monroe County, GO, 5.00%, 6/1/29	300	364
Monroe County IDC, Series A, 5.00%, 7/1/36 (Prerefunded
7/1/21) (4)	1,000	1,076
Monroe County IDC, Rochester General Hosp., Series A, 5.00%,
12/1/37	1,890	2,048
Nassau County IDA, Amsterdam at Harborside, Series A,
5.875%, 1/1/23	214	219
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32	537	556
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49	136	138
Nassau County IDA, Amsterdam at Harborside, Series A, 6.70%,
1/1/49	1,406	1,426
Nassau County IDA, Amsterdam at Harborside, Series B, 5.50%,
7/1/20	70	71

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (7)(8)	581	94
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/30	1,500	1,687
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/31	1,200	1,340
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/34	1,000	1,106
Nassau County Local Economic Assistance, South Nassau
Communities Hosp., 5.00%, 7/1/20	1,555	1,609
Nassau County Local Economic Assistance, South Nassau
Communities Hosp., 5.00%, 7/1/27	2,000	2,175
Nassau County Local Economic Assistance, Winthrop Univ.
Hosp. Assoc., 5.00%, 7/1/42	3,065	3,265
New Rochelle, Iona College, Series A, 5.00%, 7/1/34	400	450
New Rochelle, Iona College, Series A, 5.00%, 7/1/35	425	477
New Rochelle, Iona College, Series A, 5.00%, 7/1/40	1,000	1,112
New Rochelle, Iona College, Series A, 5.00%, 7/1/45	1,250	1,388
New York City, Series A-1, GO, 5.00%, 8/1/35	3,835	4,110
New York City, Series B, GO, 5.00%, 8/1/21	3,625	3,776
New York City, Series B, GO, 5.00%, 8/1/26	3,090	3,108
New York City, Series B-1, GO, 5.00%, 12/1/38	1,500	1,787
New York City, Series B-1, GO, 5.00%, 10/1/39	3,650	4,371
New York City, Series E, GO, 5.00%, 8/1/28	2,000	2,081
New York City, Series I, GO, 5.00%, 8/1/20	5	5
New York City, Series J, GO, 5.00%, 8/1/33	2,500	2,888
New York City Health & Hosp., Series A, 5.50%, 2/15/23	2,000	2,054
New York City Housing Dev., Multi-Family, Series D-1-A, 5.00%,
11/1/42	1,070	1,103
New York City IDA, Yankee Stadium, 5.00%, 3/1/31 (9)	1,800	1,814
New York City Municipal Water Fin. Auth., Water & Sewer,
Series B-1, VRDN, 2.20%, 6/15/45	625	625
New York City Municipal Water Fin. Auth., Water & Sewer,
Series DD-1, 5.00%, 6/15/49	2,500	3,000

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

New York City Municipal Water Fin. Auth., Water & Sewer,
Series FF, 5.00%, 6/15/33	2,360	2,592

New York City Municipal Water Fin. Auth., Water & Sewer,
Series FF-2, 5.50%, 6/15/40	3,995	4,007

New York City Municipal Water Fin. Auth., Water & Sewer,
Series HH, 5.00%, 6/15/32	2,250	2,409

New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/33	4,000	4,414

New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,004

New York City Transitional Fin. Auth., Building Aid, Series S-1A,
5.00%, 7/15/33	3,000	3,210

New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/34	3,000	3,635

New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 11/1/23	4,740	5,148

New York City Transitional Fin. Auth., Future Tax, Series A-3,
5.00%, 8/1/40	4,960	5,908

New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/38	5,580	6,011

New York City Transitional Fin. Auth., Future Tax, Series E-1,
5.00%, 2/1/43	4,470	5,262

New York City Transitional Fin. Auth., Future Tax, Series I,
5.00%, 5/1/33	5,110	5,736

New York City Transitional Fin. Auth., Future Tax, Sub Series A-
5, VRDN, 2.20%, 8/1/39	750	750

New York City Transitional Fin. Auth., Future Tax, Sub Series C-
1, 4.00%, 11/1/40	3,000	3,359

New York City Trust for Cultural Resources, Carnegie Hall,
Series A, 5.00%, 12/1/39	4,500	4,574

New York City Trust for Cultural Resources, Wildlife
Conservation Society, Series A, 5.00%, 8/1/33	2,000	2,248

New York City Trust for Cultural Resources, Wildlife
Conservation Society, Series A, 5.00%, 8/1/38	1,000	1,118

New York Convention Center Dev., Hotel Unit Fee, 5.00%,
11/15/35	4,000	4,664

New York Convention Center Dev., Hotel Unit Fee, Series B,
5.00%, 11/15/24	200	234

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New York Liberty Dev., 1-3 World Trade Center, 5.00%,
11/15/44 (2)	1,500	1,639
New York Liberty Dev., 2-3 World Trade Center, CL-2, 5.15%,
11/15/34 (2)	1,250	1,397
New York Liberty Dev., 4 World Trade Center, 5.75%, 11/15/51	8,000	8,789
New York Liberty Dev., Bank of America Tower at One Bryant
Park, 6.375%, 7/15/49	3,000	3,088
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35	3,885	5,114
New York State Environmental Fac., VRDN, 1.95%, 5/1/30
(Tender 8/1/19) (3)	1,000	1,000
New York State Housing Fin. Agency, Series A, VRDN, 1.55%,
11/1/41 (3)	400	400
New York State Housing Fin. Agency, Series F, VRDN, 1.80%,
5/1/50 (Tender 5/1/20)	1,650	1,650
New York State Mortgage Agency, Series 132, VRDN, 2.27%,
4/1/37 (3)	100	100
New York State Thruway Auth., Series A, 4.00%, 1/1/51	1,500	1,601
New York State Thruway Auth., Series A, 5.00%, 3/15/33	1,390	1,557
New York State Thruway Auth., Series A, 5.25%, 1/1/56	3,230	3,733
New York State Thruway Auth., Series J, 5.00%, 1/1/41	2,000	2,249
New York State Urban Dev., Personal Income Tax, Series A,
5.00%, 3/15/38	3,000	3,507
New York Transportation Dev., American Airlines JFK Int'l.
Airport, 5.00%, 8/1/31 (3)	3,250	3,417
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/36 (3)	2,250	2,629
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, 5.00%, 4/1/31 (3)	270	328
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, 5.00%, 4/1/32 (3)	300	363
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, 5.00%, 4/1/33 (3)	300	362
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/28 (3)	625	705
Niagara Frontier Transportation Auth., Buffalo Niagara Int'l.
Airport, Series A, 5.00%, 4/1/29 (3)	1,785	2,008

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Onondaga Civic Dev., Upstate Properties Dev., 5.25%, 12/1/41	4,000	4,346
Onondaga County Trust for Cultural Resources, Syracuse Univ.,
5.00%, 12/1/36	530	574
Port Auth. of New York & New Jersey, Series 93, 6.125%,
6/1/94	2,000	2,404
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (3)	2,050	2,217
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/38 (3)	2,000	2,235
Port Auth. of New York & New Jersey, Series 179, 5.00%,
12/1/38	2,000	2,270
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56	1,535	1,822
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (3)	2,500	2,999
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/48 (3)	2,500	2,934
Port Auth. of New York & New Jersey, JFK Int'l. Airport Terminal
Special Obligation, 6.00%, 12/1/36	1,500	1,589
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/43	680	809
Saratoga County Capital Resource, Skidmore College, 5.00%,
7/1/48	1,000	1,187
Saratoga County Water Auth., 4.00%, 9/1/48	2,460	2,664
Schenectady County Capital Resource, Union College, 5.00%,
1/1/40	1,000	1,167
Schenectady County Capital Resource, Union College, 5.00%,
1/1/47	4,460	5,202
Suffolk County, Series A, GO, 5.00%, 2/1/26 (1)	5,000	6,099
Suffolk County Economic Dev., Catholic Health Services of
Long Island, 5.00%, 7/1/28 (Prerefunded 7/1/21) (4)	280	301
Suffolk County Economic Dev., Catholic Health Services of
Long Island, Unrefunded Balance, 5.00%, 7/1/28	1,620	1,732
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/23	500	535
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/24	710	758

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/25	500	533
Suffolk Tobacco Asset Securitization, Tobacco Industry, Series
B, 5.00%, 6/1/32	750	792
Triborough Bridge & Tunnel Auth., Series A, 4.00%, 11/15/44	2,750	3,064
Triborough Bridge & Tunnel Auth., Series A, 5.00%, 11/15/29	1,545	1,744
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 1/1/20 (10)	720	735
Triborough Bridge & Tunnel Auth., Series B, 5.00%, 11/15/25	1,460	1,636
Triborough Bridge & Tunnel Auth., MTA Bridges & Tunnels,
Series C-2, 5.00%, 11/15/42	7,060	8,494
United Nations Dev., Series A, 5.00%, 7/1/26 (Prerefunded
7/1/19) (4)	2,425	2,432
Utility Debt Securitization Auth., 5.00%, 12/15/33	2,505	2,991
Utility Debt Securitization Auth., Series A, 5.00%, 12/15/34	2,940	3,539
Utility Debt Securitization Auth., Series B, 5.00%, 12/15/34	2,685	3,232
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/34	200	232
Westchester County Local Dev., Miriam Osborn Memorial Home
Project, 5.00%, 7/1/42	450	514
Westchester County Local Dev., Pace Univ., Series A, 5.00%,
5/1/34	870	953
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42	1,130	1,250
Westchester County Local Dev., Purchase Housing II Project,
5.00%, 6/1/37	1,000	1,158
Western Nassau County Water Auth., Series A, 5.00%, 4/1/40	1,000	1,142
		494,412

PUERTO RICO 1.0%
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42
(7)(11)	15	12
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27
(7)(11)	20	16
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27
(7)(11)	495	396

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28
(7)(11)	45	36

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20
(7)(11)	55	44

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24
(7)(11)	220	175

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25
(7)(11)	75	60

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26
(7)(11)	90	72

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27
(7)(11)	10	8

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/32
(7)(11)	35	28

Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37
(7)(11)	515	411

Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28
(7)(11)	10	8

Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33
(7)(11)	55	44

Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18
(7)(11)	50	40

Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27
(7)(11)	20	16

Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40
(7)(11)	55	44

Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36
(7)(11)	45	36

Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17
(7)(11)	15	11

Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28
(7)(11)	20	16

Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17
(7)(11)	25	20

Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19
(7)(11)	175	140

Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23
(7)(11)	50	40

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24
(7)(11)	20	16
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26
(7)(11)	450	360
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/27	3,000	2,274
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/33	1,040	570
		4,893

VIRGIN ISLANDS 0.4%
Virgin Islands PFA, Series A-1, 5.00%, 10/1/29	1,500	1,498
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	800	797
		2,295

GUAM 0.3%
Guam Gov't. Obligation, Section 30, Series A, 5.75%, 12/1/34
(Prerefunded 12/1/19) (4)	1,500	1,532
		1,532

Total Investments in Securities 100.1%
(Cost $479,683)		$503,132
Other Assets Less Liabilities (0.1)%		(704)
Net Assets 100.0%		$502,428

‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Municipal Corporation
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $11,915 and represents 2.4% of net assets.
(3) Interest subject to alternative minimum tax
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corporation
(6) When-issued security
(7) Non-income producing
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Insured by Financial Guaranty Insurance Company
(10) Escrowed to maturity

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
GO General Obligation
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
IDRB Industrial Development Revenue Bond
PFA Public Finance Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s);
rate shown is effective rate at period-end.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New York Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2019, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

May 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.3%
VIRGINIA 86.8%
Albemarle County Economic Dev. Auth., Sentara Martha Jeffers,
VRDN, 2.18%, 10/1/48	5,900	5,900
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, Series A, 4.625%, 1/1/32	3,500	3,629
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, Series A, 5.00%, 1/1/42	3,200	3,324
Alexandria IDA, Episcopal High School, 4.00%, 1/1/25	400	446
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26	415	462
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30	265	288
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35	1,500	1,608
Alexandria IDA, Episcopal High School, 4.00%, 1/1/36	1,000	1,093
Alexandria IDA, Episcopal High School, 4.00%, 1/1/40	2,500	2,705
Alexandria IDA, Episcopal High School, 4.50%, 1/1/33	3,610	3,799
Alexandria IDA, Episcopal High School, Series A, 4.75%, 1/1/36
(Prerefunded 1/1/20) (1)	1,450	1,477
Alexandria IDA, Episcopal High School, Series A, 5.00%, 1/1/40
(Prerefunded 1/1/20) (1)	2,920	2,979
Alexandria IDA, Goodwin House, 5.00%, 10/1/45	7,500	8,253
Alexandria IDA, Goodwin House, 5.00%, 10/1/50	1,000	1,098
Alexandria IDA, Goodwin House, IDRB, 5.00%, 10/1/35	1,845	2,054
Arlington County, Series A, GO, 5.00%, 8/15/32	1,555	1,891
Arlington County, Series A, GO, 5.00%, 8/15/34	1,500	1,812
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/31	8,640	8,898
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/34	525	588
Botetourt County, Residential Care Fac., Glebe, Inc., Series A,
6.00%, 7/1/44	3,000	3,314
Capital Region Airport Commission, Series A, 4.00%, 7/1/19	600	601
Capital Region Airport Commission, Series A, 4.00%, 7/1/20	1,160	1,191
Capital Region Airport Commission, Series A, 4.00%, 7/1/24	1,000	1,086
Capital Region Airport Commission, Series A, 4.00%, 7/1/34	375	411

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Capital Region Airport Commission, Series A, 4.00%, 7/1/35	700	765
Capital Region Airport Commission, Series A, 4.00%, 7/1/36	650	709
Capital Region Airport Commission, Series A, 4.00%, 7/1/38	750	815
Capital Region Airport Commission, Series A, 4.25%, 7/1/21	500	526
Capital Region Airport Commission, Series A, 5.00%, 7/1/23	600	677
Capital Region Airport Commission, Series A, 5.00%, 7/1/30	995	1,178
Capital Region Airport Commission, Series A, 5.00%, 7/1/32	400	469
Capital Region Airport Commission, Series A, 5.00%, 7/1/33	500	585
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (2)	790	815
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (2)	1,125	1,173
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (2)	2,200	2,296
Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25 (3)(4)	6,235	7,417
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/46	11,510	13,060
Chesapeake Bay Bridge & Tunnel Dist., First Tier, 5.00%,
7/1/51	13,805	15,562
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/47	9,160	9,755
Chesapeake Expressway Toll Road, Series B, STEP, 0.00%,
7/15/40	3,875	3,692
Chesterfield County Economic Dev. Auth., Bon Secours
Healthcare System, Series C1, 5.00%, 11/1/42 (Prerefunded
11/1/20) (1)(5)	7,640	7,996
Fairfax County, Public Improvement, Series A, GO, 5.00%,
10/1/35	6,000	7,156
Fairfax County, Sewer, 5.00%, 7/15/44	5,000	6,039
Fairfax County, Sewer, Series A, 4.00%, 7/15/38	1,840	2,037
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/36	7,060	7,851
Fairfax County Economic Dev. Auth., Goodwin House, Series A,
5.00%, 10/1/42	4,350	4,800
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42	9,000	10,633
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/34	8,000	8,823

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
4.00%, 4/1/35	5,765	6,340
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
5.00%, 4/1/29 (Prerefunded 4/1/20) (1)	1,390	1,431
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
5.00%, 4/1/30 (Prerefunded 4/1/20) (1)	1,815	1,868
Fairfax County Economic Dev. Auth., Silver Line Phase I Project,
5.00%, 4/1/36 (Prerefunded 4/1/20) (1)	12,650	13,024
Fairfax County Economic Dev. Auth., Vinson Hall, Series A,
4.00%, 12/1/22	295	306
Fairfax County Economic Dev. Auth., Vinson Hall, Series A,
4.50%, 12/1/32	1,000	1,067
Fairfax County Economic Dev. Auth., Vinson Hall, Series A,
5.00%, 12/1/47	4,000	4,311
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42	5,495	5,710
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37	1,465	1,594
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/48	1,665	1,803
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/40	26,785	29,097
Fairfax County IDA, Inova Health System, Series A, 5.00%,
5/15/44	13,070	14,550
Fairfax County IDA, Inova Health System, Series D, 5.00%,
5/15/28	3,075	3,376
Fairfax County Redev. & Housing Auth., 4.75%, 10/1/36	1,430	1,444
Fairfax County Redev. & Housing Auth., 5.00%, 10/1/39	3,515	3,552
Fairfax County Water Auth., 5.00%, 4/1/44	4,720	5,643
Fairfax County Water Auth., 5.00%, 4/1/45	4,230	5,058
Fairfax County Water Auth., Series B, 4.00%, 4/1/29	3,925	4,004
Fredericksburg, Series A, GO, 4.75%, 7/15/37	7,790	8,045
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/29	1,600	1,832
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31	425	485
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33	1,250	1,417

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Fredericksburg Economic Dev. Auth., Medicorp Health System,
5.25%, 6/15/19	2,875	2,878
Fredericksburg Economic Dev. Auth., Medicorp Health System,
5.25%, 6/15/21	2,345	2,503
Fredericksburg Economic Dev. Auth., Medicorp Health System,
5.25%, 6/15/23	2,600	2,924
Greater Richmond Convention Center Auth., 5.00%, 6/15/29	3,750	4,398
Greater Richmond Convention Center Auth., 5.00%, 6/15/30	1,500	1,760
Greater Richmond Convention Center Auth., 5.00%, 6/15/31	2,000	2,343
Greater Richmond Convention Center Auth., 5.00%, 6/15/32	5,630	6,586
Hampton Roads Sanitation Dist., 5.00%, 11/1/34 (Prerefunded
11/1/19) (1)	3,300	3,349
Hampton Roads Sanitation Dist., Series A, 4.00%, 10/1/38	1,690	1,877
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/37	10,070	11,936
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42	2,850	3,435
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/48	23,410	28,033
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	46,485	57,065
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38	500	543
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48	2,835	3,053
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51	3,575	3,844
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., Series A, 5.00%, 7/1/42	1,000	1,035
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., Series A, 5.00%, 7/1/47	6,170	6,374
Henrico County, Recreational Fac. Improvement, Series A, GO,
4.00%, 8/1/28 (Prerefunded 8/1/20) (1)	420	433
Henrico County Economic Dev. Auth., 4.00%, 4/15/37	4,065	4,196
Henrico County Economic Dev. Auth., 4.00%, 4/15/42	3,595	3,691
Henrico County Economic Dev. Auth., Bon Secours Healthcare
System, 5.00%, 11/1/30 (Prerefunded 11/1/22) (1)	7,035	7,823

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Henrico County Economic Dev. Auth., Bon Secours Healthcare
System, 6.25%, 8/15/20 (3)(4)	930	959
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37	1,900	2,114
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/47	3,750	4,102
Henrico County Water & Sewer, 5.00%, 5/1/42	3,340	3,917
Henrico County Water & Sewer, 5.00%, 5/1/46	6,220	7,304
Isle of Wight County, Recreational Fac. Improvement, GO,
5.00%, 7/1/43 (Prerefunded 7/1/22) (1)	2,495	2,756
Isle of Wight County, Recreational Fac. Improvement,
Unrefunded Balance, GO, 5.00%, 7/1/43	795	868
James City County Economic Dev. Auth., United Methodist
Home, Series A, 2.00%, 10/1/48 (6)	753	66
James City County Economic Dev. Auth., United Methodist
Home, Series A, 6.00%, 6/1/43	2,897	2,898
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31	750	790
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/42	1,000	1,078
Lexington IDA, Kendal at Lexington, Series A, 5.00%, 1/1/48	3,250	3,496
Lexington IDA, V.M.I. Dev. Board, 4.00%, 12/1/30	2,835	3,226
Lexington IDA, V.M.I. Dev. Board, 5.00%, 12/1/36 (Prerefunded
6/1/19) (1)	6,325	6,325
Lexington IDA, Washington & Lee Univ., 4.75%, 1/1/43	1,225	1,307
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/34	2,085	2,554
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/35	1,105	1,349
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/38	1,000	1,210
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43	7,000	7,576
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/48	1,500	1,804
Lexington IDA, Washington & Lee Univ., Series A, 5.00%,
1/1/43	2,240	2,699
Loudoun County Economic Dev. Auth., Zero Coupon, 7/1/49 (7)	5,000	1,832
Loudoun County IDA, Series F, VRDN, 1.40%, 2/15/38	3,210	3,210
Loudoun County IDA, Multi-Modal, Series A, VRDN, 1.47%,
6/1/43	4,530	4,530

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Lynchburg Economic Dev. Auth., Central Health, Series A,
5.00%, 1/1/47	5,345	6,182
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 2.18%, 1/1/47	8,125	8,125
Manassas Park Economic Dev. Auth., Series A, 5.00%, 7/15/20
(3)	640	664
Manassas Park Economic Dev. Auth., Series A, 6.00%, 7/15/35
(Prerefunded 7/15/20) (1)	3,495	3,666
Montgomery County Economic Dev. Auth., Virginia Tech
Foundation, Series A, 4.00%, 6/1/37	725	803
New Port CDA, Special Assessment, 5.60%, 9/1/36 (6)(8)	978	411
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38	2,500	2,682
Newport News, Water & Sewer, 5.00%, 7/15/32	1,260	1,518
Norfolk, Series A, GO, 5.00%, 10/1/41	1,050	1,247
Norfolk, Series A, GO, 5.00%, 10/1/46	2,300	2,726
Norfolk Airport Auth., Series A, 5.00%, 7/1/20	1,385	1,436
Norfolk Airport Auth., Series A, 5.00%, 7/1/21	1,000	1,059
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
5.00%, 11/1/43	5,575	6,058
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)	2,000	2,512
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement Fac.,
5.375%, 1/1/35	3,870	4,230
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement Fac.,
5.375%, 1/1/46	480	517
Norfolk Water Revenue, 5.00%, 11/1/28 (Prerefunded 5/1/22)
(1)	1,705	1,879
Norfolk Water Revenue, 5.00%, 11/1/29 (Prerefunded 5/1/22)
(1)	1,125	1,240
Norfolk Water Revenue, 5.00%, 11/1/31 (Prerefunded 5/1/22)
(1)	1,020	1,124
Norfolk Water Revenue, 5.00%, 11/1/38 (Prerefunded 5/1/21)
(1)	2,805	2,994
Norfolk Water Revenue, 5.00%, 11/1/42 (Prerefunded 5/1/21)
(1)	12,735	13,595
Norfolk Water Revenue, Series A, 5.25%, 11/1/44	17,250	20,194

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/28	25	27
Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/29	20	22
Norfolk Water Revenue, Unrefunded Balance, 5.00%, 11/1/31	15	16
Portsmouth, Series B, GO, 5.25%, 7/15/21 (Prerefunded
7/15/19) (1)	745	748
Portsmouth, Series B, GO, 5.25%, 7/15/22 (Prerefunded
7/15/19) (1)	780	783
Portsmouth, Series B, GO, 5.25%, 7/15/24 (Prerefunded
7/15/19) (1)	300	301
Portsmouth, Series B, GO, 5.25%, 7/15/25 (Prerefunded
7/15/19) (1)	385	387
Portsmouth, Unrefunded Balance, Series B, GO, 5.25%,
7/15/21 (Prerefunded 7/15/19) (1)	555	557
Portsmouth, Unrefunded Balance, Series B, GO, 5.25%,
7/15/22 (Prerefunded 7/15/19) (1)	585	588
Portsmouth, Unrefunded Balance, Series B, GO, 5.25%,
7/15/24 (Prerefunded 7/15/19) (1)	225	226
Portsmouth, Unrefunded Balance, Series B, GO, 5.25%,
7/15/25 (Prerefunded 7/15/19) (1)	285	286
Powhatan County, GO, 5.00%, 1/15/32	2,000	2,041
Prince William County IDA, Novant Health, Series B, 4.00%,
11/1/33	7,660	8,013
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37	4,000	4,367
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46	4,025	4,363
Richmond Metropolitan Auth., Expressway, 5.25%, 7/15/22
(3)(4)	1,425	1,504
Richmond Metropolitan Auth., Expressway, 5.25%, 7/15/22 (4)	2,465	2,587
Richmond Metropolitan Auth., Expressway, Unrefunded
Balance, 5.25%, 7/15/22 (4)	8,625	9,054
Riverside Regional Jail Auth., 5.00%, 7/1/30	5,770	6,823
Roanoke Economic Dev. Auth., Carillion Clinic, 5.00%, 7/1/33	4,970	5,139
Roanoke Economic Dev. Auth., Carillion Healthcare System,
Series C, 5.00%, 7/1/27 (5)	4,250	4,387
Roanoke Economic Dev. Auth., Lutheran Homes Brandon Oaks,
6.625%, 12/1/44	3,900	4,237

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Russell County IDA, Appalachian Power, Series K, PCR,
4.625%, 11/1/21	10,520	10,731
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30	1,025	1,215
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/34	2,500	2,913
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35	1,000	1,162
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36	350	406
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/25	1,960	2,204
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31	4,000	4,388
Tobacco Settlement Fin., Series B1, 5.00%, 6/1/47	3,025	2,981
Univ. of Virginia, 5.00%, 6/1/37	10,000	11,078
Univ. of Virginia, Series A, 5.00%, 6/1/43	12,720	14,202
Univ. of Virginia, Series A-1, 4.00%, 4/1/45	2,400	2,582
Univ. of Virginia, Series A-2, 5.00%, 4/1/45	20,705	24,033
Univ. of Virginia, Series B, 4.00%, 8/1/48	4,930	5,440
Univ. of Virginia, Series B, 5.00%, 4/1/46	5,000	6,006
Upper Occoquan Sewage Auth., 4.00%, 7/1/34	5,515	6,053
Upper Occoquan Sewage Auth., 4.00%, 7/1/40	5,805	6,288
Upper Occoquan Sewage Auth., Series B, 4.00%, 7/1/37	2,155	2,377
Virginia College Building Auth., Series A, 4.00%, 2/1/34	4,500	4,894
Virginia College Building Auth., Series B, 5.00%, 9/1/29
(Prerefunded 9/1/19) (1)	10,000	10,087
Virginia College Building Auth., 21st Century College &
Equipment, 4.00%, 2/1/31	10,000	10,584
Virginia College Building Auth., Univ. of Richmond, 4.00%,
3/1/42	8,010	8,402
Virginia College Building Auth., Washington & Lee Univ., 5.00%,
1/1/40	3,650	4,181
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/26 (4)	840	976

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (4)	7,900	10,154
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34	10,520	14,642
Virginia Commonwealth Transportation Board, 4.00%, 5/15/30	12,310	13,505
Virginia Commonwealth Transportation Board, 4.00%, 5/15/31	2,445	2,672
Virginia Commonwealth Transportation Board, 4.00%, 5/15/32	6,860	7,458
Virginia Commonwealth Transportation Board, 4.75%, 5/15/35
(Prerefunded 5/15/21) (1)	14,500	15,430
Virginia Commonwealth Transportation Board, 5.00%, 9/15/30	4,940	6,138
Virginia Commonwealth Transportation Board, 5.00%, 5/15/33
(Prerefunded 5/15/21) (1)	12,500	13,361
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34	3,600	4,048
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/35	2,985	3,345
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33	1,250	1,541
Virginia Commonwealth Transportation Board, Federal Highway
Transportation, 5.00%, 9/15/31	11,000	13,340
Virginia Commonwealth Transportation Board, Federal
Transportation, 4.00%, 9/15/33	2,985	3,399
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34	5,000	5,985
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/34	2,795	3,348
Virginia Commonwealth Univ. Health System Auth., Series B,
5.00%, 7/1/46	5,500	6,451
Virginia HDA, Rental Housing, Series B, 5.00%, 6/1/45	3,050	3,101
Virginia HDA, Rental Housing, Series B, 5.625%, 6/1/39	1,250	1,250
Virginia HDA, Rental Housing, Series B, 5.75%, 6/1/43	4,000	4,000
Virginia HDA, Rental Housing, Series F, 5.00%, 12/1/39	5,000	5,000
Virginia HDA, Rental Housing, Series F, 5.00%, 4/1/45	2,260	2,283
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43	7,710	8,601
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/30	2,135	2,355

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/33	1,920	2,099
Virginia Polytechnic Institute & State Univ., Dormitory & Dining,
Series A, 4.00%, 6/1/34	2,005	2,186
Virginia Port Auth., Series B, 5.00%, 7/1/41 (9)	1,000	1,150
Virginia Port Auth., Series B, 5.00%, 7/1/45 (9)	11,500	13,161
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/29 (9)	1,000	1,179
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/30
(Prerefunded 7/1/20) (1)	20	21
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/35
(Prerefunded 7/1/20) (1)	3,500	3,634
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/36
(Prerefunded 7/1/20) (1)	3,500	3,634
Virginia Port Auth. Commonwealth Port Fund, 5.00%, 7/1/39 (9)	7,180	8,293
Virginia Public Building Auth., Series A, 4.00%, 8/1/36	5,000	5,670
Virginia Public Building Auth., Series A, 5.00%, 8/1/31
(Prerefunded 8/1/21) (1)	80	86
Virginia Public Building Auth., Series A-2017, 5.00%, 8/1/31
(Prerefunded 8/1/21) (1)	1,090	1,171
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (9)	8,485	9,530
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (9)	8,830	9,882
Virginia Public Building Auth., Series B, 5.00%, 8/1/29
(Prerefunded 8/1/19) (1)	170	171
Virginia Public Building Auth., Unrefunded Balance, Series A-
2017, 5.00%, 8/1/31 (Prerefunded 8/1/21) (1)	10,995	11,834
Virginia Public Building Auth., Unrefunded Balance, Series B,
5.00%, 8/1/29 (Prerefunded 8/1/19) (1)	1,580	1,589
Virginia Public School Auth., Series A, GO, 4.00%, 8/1/35	2,665	3,044
Virginia Resources Auth., 5.00%, 10/1/29 (Prerefunded
10/1/19) (1)	1,500	1,518
Virginia Resources Auth., 5.00%, 10/1/31 (Prerefunded
10/1/19) (1)	2,400	2,428
Virginia Resources Auth., Series B, 4.00%, 11/1/40	1,335	1,451
Virginia Resources Auth., Infrastructure Pooled Fin., 5.00%,
11/1/30 (Prerefunded 11/1/20) (1)	135	142

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Resources Auth., Infrastructure Pooled Fin., 5.00%,
11/1/33 (Prerefunded 11/1/20) (1)	880	924
Virginia Resources Auth., Infrastructure Pooled Fin., 5.00%,
11/1/36 (Prerefunded 11/1/21) (1)	2,865	3,105
Virginia Resources Auth., Infrastructure Pooled Fin., Series A,
5.00%, 11/1/42	1,680	1,909
Virginia Resources Auth., Infrastructure Pooled Fin., Series A1,
5.00%, 11/1/42	9,000	9,920
Virginia Resources Auth., Infrastructure Pooled Fin., Series B,
5.00%, 11/1/31 (Prerefunded 11/1/21) (1)	2,220	2,400
Virginia Resources Auth., Infrastructure Pooled Fin., Series B,
5.00%, 11/1/40 (Prerefunded 11/1/20) (1)	4,775	5,015
Virginia Resources Auth., Infrastructure Pooled Fin., Series C,
4.00%, 11/1/37	570	630
Virginia Resources Auth., Infrastructure Pooled Fin.,
Unrefunded Balance, 5.00%, 11/1/30	525	551
Virginia Resources Auth., Infrastructure Pooled Fin.,
Unrefunded Balance, 5.00%, 11/1/33	1,030	1,079
Virginia Resources Auth., Infrastructure Pooled Fin.,
Unrefunded Balance, 5.00%, 11/1/36	1,800	1,939
Virginia Resources Auth., Infrastructure Pooled Fin.,
Unrefunded Balance, Series B, 5.00%, 11/1/31	1,170	1,265
Virginia Resources Auth., Water & Sewer, 5.00%, 10/1/30	5,290	6,370
Virginia Resources Auth., Water & Sewer, 5.00%, 11/1/40	9,070	10,716
Virginia Resources Auth., Water & Sewer, 5.00%, 11/1/45	9,365	11,113
Virginia Small Business Fin. Auth., 95 Express Lane, Series
2017, 5.00%, 1/1/40 (9)	13,395	14,173
Virginia Small Business Fin. Auth., Carilion Clinic, Series B,
VRDN, 1.41%, 7/1/42	2,480	2,480
Virginia Small Business Fin. Auth., Covanta Project, VRDN,
5.00%, 1/1/48 (Tender 7/1/38) (2)(9)	1,700	1,774
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
5.50%, 1/1/42 (9)	13,595	14,736
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
6.00%, 1/1/37 (9)	6,240	6,906
Virginia Small Business Fin. Auth., Express Lanes, 5.00%,
7/1/34 (9)	4,000	4,253

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Express Lanes, Series 2012,
5.00%, 1/1/40 (9)	15,035	15,909
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (9)	1,700	1,807
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.50%,
11/1/25	2,100	2,149
Virginia Small Business Fin. Auth., Sentara Healthcare, 5.00%,
11/1/40	6,190	6,373
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (9)	1,500	1,676
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (9)	1,500	1,674
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (9)	1,800	2,004
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (9)	12,895	14,321
Washington County IDA, Mountain States Health Alliance,
Series C, 7.25%, 7/1/19 (3)	365	367
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30	250	295
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34	2,250	2,597
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35	1,750	2,017
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/44	9,500	10,737
Winchester Economic Dev. Auth., Valley Health System, Series
A, 5.00%, 1/1/44	10,455	11,414
		1,212,121

DISTRICT OF COLUMBIA 11.1%
Metropolitan Washington Airports Auth., 5.00%, 10/1/35 (9)	4,360	5,179
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (9)	3,380	4,003
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (9)	3,100	3,660
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29	1,525	1,593

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (9)	1,000	1,099
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35	8,375	8,713
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/39	4,900	5,087
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (9)	4,985	5,905
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/48 (9)	10,275	12,111
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/22	5,550	5,619
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/29	7,230	7,311
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/33 (9)	11,450	13,243
Metropolitan Washington Airports Auth., Series C, 5.00%,
10/1/28 (9)	2,000	2,151
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/53	7,500	7,986
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.25%, 10/1/44	17,155	17,319
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44	1,810	2,387
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series C, VR, 6.50%, 10/1/41 (5)(10)	2,000	2,574
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/36	2,500	3,009
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/38	1,000	1,196
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43	5,000	5,936
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/1/24 (Prerefunded 7/1/19) (1)	5,300	5,315
Washington Metropolitan Area Transit Auth., Series A, 5.25%,
7/1/26 (Prerefunded 7/1/19) (1)	5,670	5,686
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/30	2,975	3,667
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/31	3,125	3,828

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series A-1, 5.00%,
7/1/32	940	1,148
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/32	1,575	1,923
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/33	1,750	2,129
Washington Metropolitan Area Transit Auth., Series A-2, 5.00%,
7/1/34	1,225	1,485
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42	11,655	13,846
		155,108

PUERTO RICO 1.0%
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.00%, 7/1/33	595	590
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.125%, 7/1/37	845	839
Puerto Rico Aqueduct & Sewer Auth., Series A, 5.25%, 7/1/42	1,790	1,790
Puerto Rico Aqueduct & Sewer Auth., Series A, 6.00%, 7/1/44	1,500	1,500
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42
(8)(11)	30	24
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27
(8)(11)	365	292
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30
(8)(11)	1,100	880
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27
(8)(11)	50	40
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27
(8)(11)	1,345	1,076
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28
(8)(11)	115	92
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20
(8)(11)	150	120
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24
(8)(11)	600	478
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25
(8)(11)	195	155
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26
(8)(11)	240	191

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27
(8)(11)	30	24
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/32
(8)(11)	95	76
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/37
(8)(11)	455	363
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28
(8)(11)	25	20
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33
(8)(11)	145	116
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18
(8)(11)	125	100
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27
(8)(11)	55	44
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40
(8)(11)	145	116
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36
(8)(11)	115	93
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17
(8)(11)	35	27
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19
(8)(11)	630	502
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28
(8)(11)	50	40
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17
(8)(11)	65	52
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19
(8)(11)	485	388
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23
(8)(11)	140	112
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24
(8)(11)	50	40
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26
(8)(11)	1,240	992
Puerto Rico Sales Tax Fin., Series A-1, 5.00%, 7/1/58	1,320	1,312
Puerto Rico Sales Tax Fin., Series A-1, Zero Coupon, 7/1/33	2,640	1,447
		13,931

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

	Par/Shares	$ Value
(Amounts in 000s)
UTAH 0.3%
Murray City, Series D, VRDN, 2.15%, 5/15/37	4,075	4,075
		4,075
ARIZONA 0.1%
Phoenix IDA, Series B, VRDN, 2.20%, 11/15/52	2,000	2,000
		2,000
VIRGIN ISLANDS 0.0%
Virgin Islands PFA, Diageo, Series A, 6.625%, 10/1/29	670	667
		667
Total Municipal Securities (Cost $1,332,283)		1,387,902
COMMON STOCKS 0.0%
Ingevity (8)	—	4
Westrock	—	8
Total Common Stocks (Cost $17)		12
Total Investments in Securities 99.3%
(Cost $1,332,300)		$1,387,914
Other Assets Less Liabilities 0.7%		9,220
Net Assets 100.0%		$1,397,134

‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Prerefunded date is used in determining portfolio maturity.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $6,058 and represents 0.4% of net assets.
(3) Escrowed to maturity
(4) Insured by National Public Finance Guarantee Corporation
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security is in default or has failed to make a scheduled interest and/or principal payment.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

(7) When-issued security
(8) Non-income producing
(9) Interest subject to alternative minimum tax
(10) Insured by Assured Guaranty Corporation
(11) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
IDRB Industrial Development Revenue Bond
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Virginia Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC
Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	1,387,902 $	$ —	$1,387,902
Common Stocks	12	—	—	12
Total	$12	1,387,902 $	$ —	$1,387,914

1 Includes Municipal Securities.